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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811-7890
                                  ----------------------------------------------



                              AIM Tax-Exempt Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:        3/31
                         ------------------

Date of reporting period:     12/31/04
                         ------------------

Item 1. Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com              HIM-QTR-1 12/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%
ALABAMA--1.18%
Tuscaloosa (City of) Educational Building
Authority (Stillman College Project); Refunding
Capital Improvement VRD Series 2002 A RB
(LOC-AmSouth Bank)
2.14%, 10/01/23                                        (a) (b)                $   2,153     $  2,153,000
========================================================================================================

ARIZONA--1.03%
Pima (County of) Industrial Development Authority
(Desert Heights Charter School); Educational
Facilities Series 2003 IDR
7.25%, 08/01/19                                        (c)                          830          838,466
--------------------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
Authority (Scottsdale Healthcare); Hospital
Series 2001 IDR
5.80%, 12/01/31                                        (c)                          500          526,830
--------------------------------------------------------------------------------------------------------
Tucson (City of) Industrial Development Authority
(Arizona AgriBusiness & Equine Center Inc.);
Educational Facilities Series 2004 A IDR
6.13%, 09/01/34                                        (c)                          500          500,855
========================================================================================================
                                                                                               1,866,151
========================================================================================================

CALIFORNIA--2.61%
California (State of) Educational Facilities
Authority (Fresno Pacific University); Series
2000 A RB
6.75%, 03/01/19                                        (c)                        1,000        1,112,330
--------------------------------------------------------------------------------------------------------
California (State of) Educational Facilities
Authority (Keck Graduate Institute); Series 2000
RB
6.75%, 06/01/30                                        (c)                          390          425,330
--------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities
Development Authority (Hospice of Napa Valley
Project); Series 2004 A RB
7.00%, 01/01/34                                        (c)                          900          922,239
--------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities
Development Authority (Notre Dame de Namur
University); Series 2003 RB
6.50%, 10/01/23                                        (c)                        1,000          987,090
--------------------------------------------------------------------------------------------------------
Turlock (City of) Health Facilities Authority
(Emanuel Medical Center Inc.); Series 2004 COP
5.00%, 10/15/24                                        (c)                          500          496,855
--------------------------------------------------------------------------------------------------------
5.38%, 10/15/34                                        (c)                          800          801,440
========================================================================================================
                                                                                               4,745,284
========================================================================================================

COLORADO--10.94%
Antelope Heights Metropolitan District; Limited
Tax Series 2003 GO
8.00%, 12/01/23                                        (c)                          500          501,810
--------------------------------------------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Limited Tax
Series 2003 GO
7.50%, 12/01/33                                        (c)                          500          513,485
--------------------------------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2; Limited
Tax Series 2002 B GO
8.05%, 12/01/32                                        (c)                          500          509,205
--------------------------------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2; Limited
Tax Series 2003 GO
8.05%, 12/01/32                                        (c)                          750          763,807
--------------------------------------------------------------------------------------------------------



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)
Buckhorn Valley Metropolitan District No. 2;
Limited Tax Series 2003 GO
7.00%, 12/01/23                                        (c)                     $    500       $  501,765
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Academy Charter School
Project); Series 2000 RB
7.13%, 12/15/30                                        (c)                        1,195        1,289,596
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Denver Arts
School Project); Series 2003 RB
8.00%, 05/01/34                                        (c)                          500          519,860
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Excel
Academy Project); Series 2003 RB
7.30%, 12/01/23                                        (c)                          570          585,327
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Littleton
Academy Building Project); Series 2002 RB
6.00%, 01/15/22                                        (c)                          500          503,115
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Peak to Peak
Project); Refunding & Improvement Series 2004 RB
5.25%, 08/15/24                                        (c) (d)                      500          541,145
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Peak to Peak
Project); Series 2001 RB
7.63%, 08/15/11                                        (c) (e) (f)                  500          635,655
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Pioneer
Charter Project); Series 2003 RB
7.75%, 10/15/33                                        (c)                          750          777,382
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-Platte
Academy Project); Series 2002 A RB
7.25%, 03/01/10                                        (c) (e) (f)                  500          591,645
--------------------------------------------------------------------------------------------------------
7.25%, 03/01/10                                        (c) (e) (f)                  500          603,965
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Charter School-University
Lab School Project); Series 2001 RB
6.13%, 06/01/11                                        (c) (e) (f)                  150          176,077
--------------------------------------------------------------------------------------------------------
6.25%, 06/01/11                                        (c) (e) (f)                  500          590,530
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Denver Academy Inc.
Project); Refunding Series 2003 A RB
7.00%, 11/01/23                                        (c)                          500          503,300
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Denver Science &
Technology); Series 2004 RB
5.00%, 12/01/13                                        (c)                          750          748,365
--------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Heritage Christian School);
Series 2004 A RB
7.50%, 06/01/34                                        (c)                        1,000        1,034,670
--------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
(Portercare Adventist Health); Hospital Series
2001 RB
6.50%, 11/15/31                                        (c)                          500          550,610
--------------------------------------------------------------------------------------------------------
Conservatory Metropolitan District (Arapahoe
County); Limited Tax Series 2003 GO
7.50%, 12/01/27                                        (c)                          750          774,472
--------------------------------------------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
Refunding Health Care Series 2004 A RB
6.25%, 12/01/33                                        (c)                          500          529,885
--------------------------------------------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
Inc.); Health Care Facilities Series 2003 A RB
5.75%, 02/01/15                                        (c)                          250          253,542
--------------------------------------------------------------------------------------------------------
6.75%, 02/01/22                                        (c)                          200          203,458
--------------------------------------------------------------------------------------------------------
7.00%, 02/01/25                                        (c)                          800          812,960
--------------------------------------------------------------------------------------------------------
Neu Towne Metropolitan District; Unlimited Tax
Series 2004 GO
7.25%, 12/01/34                                        (c)                          775          776,007
--------------------------------------------------------------------------------------------------------



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)
Saddle Rock (City of) South Metropolitan District
No. 2 (Mill Levy Obligation); Limited Tax Series
2000 GO
7.20%, 12/01/19                                        (c)                     $    535       $  563,301
--------------------------------------------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2;
Limited Tax Series 2004 GO
7.50%, 12/01/34                                        (c)                          750          750,187
--------------------------------------------------------------------------------------------------------
Southlands Metropolitan District No. 1; Unlimited
Tax Series 2004 GO
6.75%, 12/01/16                                        (c)                          500          499,355
--------------------------------------------------------------------------------------------------------
7.13%, 12/01/34                                        (c)                          500          499,340
--------------------------------------------------------------------------------------------------------
Table Rock Metropolitan District; Limited Tax
Series 2003 GO
7.00%, 12/01/33                                        (c)                          750          757,605
--------------------------------------------------------------------------------------------------------
University of Northern Colorado (Auxiliary
Facilities System); Refunding  & Improvement
Series 2001 RB
5.00%, 06/01/23                                        (c) (d)                    1,000        1,043,340
========================================================================================================
                                                                                              19,904,766
========================================================================================================

DISTRICT OF COLUMBIA--0.40%
District of Columbia Tobacco Settlement Financing
Corp.; Asset-Backed Series 2001 RB
6.50%, 05/15/33                                        (c)                          750          723,622
========================================================================================================

FLORIDA--7.87%
Concorde Estates Community Development District;
Capital Improvement Series 2004 B RB
5.00%, 05/01/11                                        (c)                          500          501,175
--------------------------------------------------------------------------------------------------------
Cory Lakes Community Development District;
Special Assessment Series 2001 A GO
8.38%, 05/01/17                                        (c)                          455          511,884
--------------------------------------------------------------------------------------------------------
Cory Lakes Community Development District;
Special Assessment Series 2001 B GO
8.38%, 05/01/17                                        (c)                          290          308,815
--------------------------------------------------------------------------------------------------------
Cypress Lakes Community Development District;
Special Assessment Series 2004 A GO
6.00%, 05/01/34                                        (c)                          645          649,625
--------------------------------------------------------------------------------------------------------
Fishhawk Community Development District II;
Special Assessment Series 2003 B GO
5.00%, 11/01/07                                        (c)                          500          507,825
--------------------------------------------------------------------------------------------------------
Fishhawk Community Development District; Special
Assessment Series 1996 GO
7.63%, 05/01/06                                        (c) (e) (f)                  780          839,381
--------------------------------------------------------------------------------------------------------
Islands at Doral Southwest Community Development
District; Special Assessment Series 2003 GO
6.38%, 05/01/35                                        (c)                          500          524,265
--------------------------------------------------------------------------------------------------------
Lee (County of) Industrial Development Authority
(Cypress Cove at HealthPark); Health Care
Facilities Series 2002 A IDR
6.75%, 10/01/32                                        (c)                        1,250        1,285,462
--------------------------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority
(Mount Sinai Medical Center); Hospital Series
2001 A RB
6.70%, 11/15/19                                        (c)                        1,000        1,065,380
--------------------------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority
(Mount Sinai Medical Center); Refunding Hospital
Series 2004 RB
6.75%, 11/15/29  (Acquired 04/26/04; Cost
$482,320)                                              (c) (g)                      500          534,930
--------------------------------------------------------------------------------------------------------
Midtown Miami Community Development District;
Special Assessment Series 2004 A GO
6.00%, 05/01/24                                        (c)                        1,000        1,034,190
--------------------------------------------------------------------------------------------------------
6.25%, 05/01/37                                        (c)                        1,000        1,037,160
--------------------------------------------------------------------------------------------------------
Mount Dora (City of) Health Facilities Authority
(Waterman Village Project); Refunding Series 2004
A RB
5.75%, 08/15/18                                        (c)                          750          746,092
--------------------------------------------------------------------------------------------------------



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
FLORIDA--(CONTINUED)
Orlando (City of) Urban Community Development
District; Capital Improvement Special Assessment
Series 2001 A GO
6.95%, 05/01/33                                        (c)                    $   1,000       $1,067,910
--------------------------------------------------------------------------------------------------------
Orlando (City of) Urban Community Development
District; Capital Improvement Special Assessment
Series 2004 GO
6.25%, 05/01/34                                        (c)                        1,000        1,030,980
--------------------------------------------------------------------------------------------------------
Poinciana Community Development District; Special
Assessment Series 2000 A GO
7.13%, 05/01/31                                        (c)                        1,000        1,057,630
--------------------------------------------------------------------------------------------------------
Reunion East Community Development District;
Special Assessment Series 2002 A GO
7.38%, 05/01/33                                        (c)                        1,000        1,102,920
--------------------------------------------------------------------------------------------------------
Seven Oaks Community Development District II;
Special Assessment Series 2003 B GO
5.30%, 11/01/08                                        (c)                          510          512,591
========================================================================================================
                                                                                              14,318,215
========================================================================================================

GEORGIA--2.56%
Atlanta (City of) (Atlantic Station Project); Tax
Allocation Series 2001 GO
7.75%, 12/01/14                                        (c)                          750          822,765
--------------------------------------------------------------------------------------------------------
7.90%, 12/01/24                                        (c)                          750          817,972
--------------------------------------------------------------------------------------------------------
Fulton (County of) Residential Care Facilities
Authority (Canterbury Court Project); Series 2004
A RB
6.13%, 02/15/26                                        (c)                          500          504,495
--------------------------------------------------------------------------------------------------------
6.13%, 02/15/34                                        (c)                          200          199,820
--------------------------------------------------------------------------------------------------------
Rockdale (County of) Development Authority (Visy
Paper, Inc. Project); Solid Waste Disposal Series
1993 IDR
7.50%, 01/01/26                                        (c) (h)                    1,500        1,549,200
--------------------------------------------------------------------------------------------------------
Savannah (City of) Economic Development Authority
(Marshes of Skidaway); First Mortgage Series 2003
A RB
7.40%, 01/01/24                                        (c)                          750          767,385
========================================================================================================
                                                                                               4,661,637
========================================================================================================

ILLINOIS--4.42%
Chicago (City of) (Chatham Ridge Redevelopment
Project); Tax Increment Allocation Series 2002 RB
5.95%, 12/15/12                                        (c)                          275          280,747
--------------------------------------------------------------------------------------------------------
6.05%, 12/15/13                                        (c)                          475          484,186
--------------------------------------------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
Special Assessment Series 2003 GO
6.63%, 12/01/22                                        (c)                          500          518,905
--------------------------------------------------------------------------------------------------------
6.75%, 12/01/32                                        (c)                          500          518,050
--------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Bethesda Home & Retirement); Series 1999 A RB
6.25%, 09/01/14                                        (c)                          500          519,505
--------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Lutheran Senior Ministries Obligation Group);
Series 2001 A RB
7.38%, 08/15/31                                        (c)                        1,000        1,008,740
--------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Swedish American Hospital); Series 2000 RB
6.88%, 11/15/30                                        (c)                          690          747,981
--------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Villa of St. Benedict); Series 2003 A-1 RB
6.90%, 11/15/33                                        (c)                          500          506,365
--------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority;
Series 2003 A RB
7.00%, 11/15/32                                        (c)                          800          813,632
--------------------------------------------------------------------------------------------------------



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)
Lincolnshire (City of) Special Service Area No. 1
(Sedgewood Project); Special Tax Series 2004 GO
5.00%, 03/01/11                                        (c)                     $    520       $  522,980
--------------------------------------------------------------------------------------------------------
6.25%, 03/01/34                                        (c)                          750          757,470
--------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
(McCormick Place Expansion); Dedicated State Tax
Series 2002 A RB
5.00%, 12/15/28                                        (c) (d)                    1,250        1,282,862
--------------------------------------------------------------------------------------------------------
St. Charles (City of) (Tri-City Center Associates
Ltd. Project); Series 1993 IDR (LOC-Old Kent Bank)
7.50%, 11/01/13  (Acquired 01/12/98; Cost $85,118)     (b) (c) (g)                   80           79,922
========================================================================================================
                                                                                               8,041,345
========================================================================================================

INDIANA--0.58%
Petersburg (City of) (Indiana Power & Light Co.);
Refunding Series 1991 PCR
5.75%, 08/01/21                                        (c)                        1,000        1,050,230
--------------------------------------------------------------------------------------------------------

IOWA--2.81%
Des Moines (City of) (Luther Park Apartments Inc.
Project); Sr. Housing Series 2004 RB
6.00%, 12/01/23                                        (c)                          500          497,790
--------------------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship
Haven Project); Retirement Community Series 2004
A RB
6.13%, 11/15/32                                        (c)                          500          490,010
--------------------------------------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center Inc.
Project); Health Care Facilities Series 2003 RB
6.50%, 10/01/20                                        (c)                          750          766,822
--------------------------------------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center Inc.
Project); Health Care Facilities Series 2004 RB
6.00%, 10/01/24                                        (c)                          290          289,933
--------------------------------------------------------------------------------------------------------
6.15%, 10/01/36                                        (c)                          500          493,825
--------------------------------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project);
Refunding Series 2004 RB
4.75%, 11/15/12                                        (c)                          750          742,395
--------------------------------------------------------------------------------------------------------
5.63%, 11/15/18                                        (c)                        1,000        1,034,460
--------------------------------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project);
Series 2000 A RB
7.25%, 11/15/26                                        (c)                          750          791,730
========================================================================================================
                                                                                               5,106,965
========================================================================================================

KANSAS--1.60%
Hutchinson (City of) (Wesley Towers Inc.);
Refunding & Improvement Health Care Facilities
Series 1999 A RB
6.25%, 11/15/19                                        (c)                          750          729,442
--------------------------------------------------------------------------------------------------------
Lawrence (City of) (Holiday Inn); Refunding
Commercial Development Sr. Series 1997 A IDR
8.00%, 07/01/16                                        (c)                           35           33,012
--------------------------------------------------------------------------------------------------------
Olathe (City of) (Aberdeen Village Inc.); Senior
Living Facilities Series 2000 A RB
7.00%, 05/15/20                                        (c)                          200          204,662
--------------------------------------------------------------------------------------------------------
7.50%, 05/15/24                                        (c)                          330          337,943
--------------------------------------------------------------------------------------------------------
Overland Park (City of) Development Corp. (First
Tier-Overland Park Project); Series 2001 A RB
7.38%, 01/01/32                                        (c)                        1,500        1,608,870
========================================================================================================
                                                                                               2,913,929
========================================================================================================



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
KENTUCKY--0.17%
Jefferson (County of) (Beverly Enterprises Inc.
Project); Refunding Health Facilities Series 1999
RB
5.88%, 08/01/07                                        (c)                     $    315       $  316,140
========================================================================================================

MARYLAND--2.63%
Anne Arundel (County of) (Parole Town Center
Project); Tax Increment Financing Series 2002 RB
5.00%, 07/01/12                                        (c)                          400          404,112
--------------------------------------------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor Project);
Special Obligations Series 2003 GO
7.00%, 07/01/33                                        (c)                          968          987,147
--------------------------------------------------------------------------------------------------------
Howard (County of); Retirement Community Series
2000 A RB
7.88%, 05/15/10                                        (c) (e) (f)                  780          983,798
--------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational
Facilities Authority (Medstar Health); Refunding
Series 2004 RB
5.50%, 08/15/33                                        (c)                        1,250        1,278,012
--------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational
Facilities Authority (University of Maryland
Medical System); Series 2000 RB
6.75%, 07/01/30                                        (c)                        1,000        1,134,430
========================================================================================================
                                                                                               4,787,499
========================================================================================================

MASSACHUSETTS--0.61%
Massachusetts (State of) Development Finance
Agency (Briarwood); Series 2001 B RB
7.50%, 12/01/10                                        (c) (e) (f)                  500          617,810
--------------------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
Facilities Authority (Christopher House);
Refunding Series 1999 A RB
6.88%, 01/01/29                                        (c)                          500          492,725
========================================================================================================
                                                                                               1,110,535
========================================================================================================

MICHIGAN--2.54%
Gaylord (City of) Hospital Finance Authority
(Otsego Memorial Hospital Association); Refunding
Limited Obligation Series 2004 RB
6.50%, 01/01/31                                        (c)                          700          692,209
--------------------------------------------------------------------------------------------------------
Gogebic (County of) Hospital Finance Authority
(Grand View Health System Inc.); Refunding Series
1999 RB
5.88%, 10/01/16                                        (c)                          920          938,225
--------------------------------------------------------------------------------------------------------
Mecosta (County of) General Hospital; Refunding
Unlimited Tax Series 1999 GO
6.00%, 05/15/18                                        (c)                          500          494,755
--------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
(Public School-YMCA Service Learning Academy);
Series 2001 RB
7.75%, 10/01/31                                        (c)                          500          531,335
--------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
Edison Pollution Control); Refunding Limited
Obligation Series 2001 C PCR
5.45%, 09/01/29                                        (c)                          500          518,870
--------------------------------------------------------------------------------------------------------
Wenonah Park Properties Inc. (Bay City Hotel);
Series 2002 RB
7.50%, 04/01/33                                        (c)                        1,000          942,540
--------------------------------------------------------------------------------------------------------
7.88%, 04/01/22                                        (c)                          500          500,715
========================================================================================================
                                                                                               4,618,649
========================================================================================================



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
MINNESOTA--9.25%
Buhl (City of) Nursing Home (Forest Health
Services Project); Series 2003 A RB
6.40%, 08/01/23                                        (c)                     $    575       $  580,485
--------------------------------------------------------------------------------------------------------
6.75%, 08/01/27                                        (c)                          500          512,880
--------------------------------------------------------------------------------------------------------
Duluth (City of) Economic Development Authority
(Benedictine Health System-St. Mary's); Health
Care Facilities Series 2004 RB
5.25%, 02/15/33                                        (c)                        1,500        1,529,295
--------------------------------------------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
Centers Project); Health Care Facilities Series
2002 A RB
6.63%, 12/01/22                                        (c)                          250          266,110
--------------------------------------------------------------------------------------------------------
6.63%, 12/01/30                                        (c)                          250          260,787
--------------------------------------------------------------------------------------------------------
Fairmont (City of) (The Homestead-GEAC LLC
Project); Housing Facilities Series 2002 A-1 RB
7.25%, 04/01/22                                        (c)                          915          926,657
--------------------------------------------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
Services Project); Health Care Facilities Series
2001 RB
7.40%, 04/01/21                                        (c)                          250          272,343
--------------------------------------------------------------------------------------------------------
7.50%, 04/01/31                                        (c)                          500          538,860
--------------------------------------------------------------------------------------------------------
Minneapolis (City of) (Shelter Care Foundation);
Health Care Facility Series 1999 A RB
6.00%, 04/01/10                                        (c)                          710          703,638
--------------------------------------------------------------------------------------------------------
Minneapolis (City of) (St. Anthony Falls
Project); Refunding Tax Increment Series 2004 RB
5.75%, 02/01/27                                        (c)                          605          600,856
--------------------------------------------------------------------------------------------------------
Moorhead (City of) Economic Development Authority
(Housing Development-Eventide Project); Refunding
Multifamily Housing Series 1998 A RB
6.00%, 06/01/18                                        (c)                          500          501,580
--------------------------------------------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
Refunding Senior Housing Series 2004 RB
6.00%, 04/01/24                                        (c)                        1,000        1,038,930
--------------------------------------------------------------------------------------------------------
Ramsey (City of) (Pact Charter School Project);
Lease Series 2004 A RB
6.50%, 12/01/22                                        (c)                          925          939,458
--------------------------------------------------------------------------------------------------------
6.75%, 12/01/33                                        (c)                          150          152,315
--------------------------------------------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
Project);  Health Care & Housing Series 2003 A RB
5.38%, 08/01/12                                        (c)                          165          171,466
--------------------------------------------------------------------------------------------------------
5.50%, 08/01/13                                        (c)                          195          198,227
--------------------------------------------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
Project); Health Care & Housing Series 2003 A RB
6.25%, 08/01/19                                        (c)                        1,100        1,142,702
--------------------------------------------------------------------------------------------------------
Shakopee (City of) Health Care Facilities (St.
Francis Regional Medical Center); Series 2004 RB
5.25%, 09/01/34                                        (c)                          500          505,245
--------------------------------------------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
Authority (Sterling Heights Apartments Project);
Multifamily Housing Series 2002 RB
7.00%, 10/01/23                                        (c) (h)                      495          487,570
--------------------------------------------------------------------------------------------------------
7.45%, 10/01/32                                        (c) (h)                      155          152,388
--------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
Authority (Community of Peace Academy Project);
Lease Series 2001 A RB
7.38%, 12/01/19                                        (c)                          900          953,703
--------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
Authority (New Spirit Charter School);  Lease
Series 2002 A RB
7.50%, 12/01/31                                        (c)                          890          906,403
--------------------------------------------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
Kellogg Project); Hotel Facilities Series 1999 2
RB
7.38%, 08/01/29                                        (c)                        1,225        1,282,906
--------------------------------------------------------------------------------------------------------


HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
MINNESOTA--(CONTINUED)
Vadnais Heights (City of) (Agriculture & Food
Sciences); Lease Series 2004 A RB
6.38%, 12/01/24                                        (c)                     $    900       $  896,922
--------------------------------------------------------------------------------------------------------
6.60%, 12/01/34                                        (c)                          275          273,028
--------------------------------------------------------------------------------------------------------
Woodbury (City of) (Math Science Academy
Project); Refunding Lease Series 2002 A RB
7.38%, 12/01/24                                        (c)                          250          256,693
--------------------------------------------------------------------------------------------------------
7.50%, 12/01/31                                        (c)                          750          768,623
========================================================================================================
                                                                                              16,820,070
========================================================================================================

MISSOURI--2.21%
Des Peres (City of) (West County Center Project);
Refunding Tax Increment Series 2002 A RB
5.75%, 04/15/20                                        (c)                        1,000        1,030,790
--------------------------------------------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
Refunding & Improvement Tax Increment Series 2001
RB
7.00%, 10/01/21                                        (c)                        1,050        1,137,150
--------------------------------------------------------------------------------------------------------
Hazelwood Transportation Development District
(370 Missouri Bottom Road/Taussig Road); Tax
Increment Series 2002 RB
7.00%, 05/01/22                                        (c)                          750          801,833
--------------------------------------------------------------------------------------------------------
7.20%, 05/01/33                                        (c)                          500          535,965
--------------------------------------------------------------------------------------------------------
Kansas City (City of) Industrial Development
Authority (Bishop Spencer Place Inc.); First
Mortgage Health Facilities Series 2004 A IDR
6.25%, 01/01/24                                        (c)                          500          511,560
========================================================================================================
                                                                                               4,017,298
========================================================================================================

NEVADA--1.73%
Boulder (City of) (Boulder City Hospital Inc.
Project); Refunding Hospital Series 1998 RB
5.85%, 01/01/22                                        (c)                        1,000          879,510
--------------------------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
Refunding Series 1992 C IDR
7.20%, 10/01/22                                        (c)                          550          562,045
--------------------------------------------------------------------------------------------------------
Las Vegas Valley Water District; Refunding &
Improvement Limited Tax Series 2003 A GO
5.00%, 06/01/32                                        (c) (d)                    1,150        1,174,035
--------------------------------------------------------------------------------------------------------
University of Nevada (Community College System);
University Series 2002 A RB
5.40%, 07/01/31                                        (c) (d)                      500          528,825
========================================================================================================
                                                                                               3,144,415
========================================================================================================

NEW HAMPSHIRE--1.44%
New Hampshire (State of) Business Finance
Authority (Alice Peck Day Health System); Series
1999 A RB
6.88%, 10/01/19                                        (c)                        1,050        1,063,104
--------------------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
Facilities Authority (Huntington at Nashua);
Series 2003 A RB
6.88%, 05/01/23                                        (c)                          750          777,788
--------------------------------------------------------------------------------------------------------
6.88%, 05/01/33                                        (c)                          750          768,368
========================================================================================================
                                                                                               2,609,260
========================================================================================================


HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
NEW JERSEY--3.07%
New Jersey (State of) Economic Development
Authority (Cedar Crest Village Inc. Facility);
Retirement Community Series 2001 A RB
7.25%, 11/15/21                                        (c)                     $    500       $  532,255
--------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
Authority (Continental Airlines, Inc. Project);
Special Facilities Series 2000 RB
7.00%, 11/15/30                                        (c) (h)                      500          442,200
--------------------------------------------------------------------------------------------------------
7.20%, 11/15/30                                        (c) (h)                      425          385,042
--------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
Authority (Continental Airlines, Inc. Project);
Special Facilities Series 2003 RB
9.00%, 06/01/33                                        (c) (h)                      500          514,555
--------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
Authority (Seashore Gardens Project); First
Mortgage Series 2001 RB
8.00%, 04/01/23                                        (c)                          800          823,144
--------------------------------------------------------------------------------------------------------
8.00%, 04/01/31                                        (c)                          500          511,385
--------------------------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
Financing Authority (Pascack Valley Hospital
Association); Series 2003 RB
6.50%, 07/01/23                                        (c)                          500          483,325
--------------------------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
Financing Authority (Raritan Bay Medical Center);
Series 1994 RB
7.25%, 07/01/14                                        (c)                           50           52,700
--------------------------------------------------------------------------------------------------------
7.25%, 07/01/27                                        (c)                        1,750        1,836,275
========================================================================================================
                                                                                               5,580,881
========================================================================================================

NEW YORK--3.58%
Albany (County of) Industrial Development Agency
(Albany College of Pharmacy);  Series 2004 A IDR
5.38%, 12/01/24                                        (c)                          400          414,432
--------------------------------------------------------------------------------------------------------
Monroe (County of) Industrial Development Agency
(Woodland Village Project); Civic Facility Series
2000 IDR
8.55%, 11/15/32                                        (c)                        1,000        1,092,880
--------------------------------------------------------------------------------------------------------
Onondaga (County of) Industrial Development
Agency (Solvay Paperboard LLC Project); Refunding
Solid Waste Disposal Facility Series 1998 IDR
7.00%, 11/01/30                                        (c) (h)                    2,000        2,095,600
--------------------------------------------------------------------------------------------------------
Orange (County of) Industrial Development Agency
(Arden Hill Life Care Center Newburgh); Civic
Facility Series 2001 C IDR
7.00%, 08/01/31                                        (c)                          550          551,991
--------------------------------------------------------------------------------------------------------
Suffolk (County of) Industrial Development Agency
(Spellman High Voltage Facility); Series 1997 A
IDR
6.38%, 12/01/17                                        (c) (h)                      350          313,730
--------------------------------------------------------------------------------------------------------
Syracuse (City of) Industrial Development Agency
(Jewish Home); First Mortgage Series 2001 A IDR
7.38%, 03/01/21                                        (c)                          350          361,743
--------------------------------------------------------------------------------------------------------
7.38%, 03/01/31                                        (c)                          500          513,630
--------------------------------------------------------------------------------------------------------
Westchester (County of) Industrial Development
Agency (Hebrew Hospital Senior Housing Inc.);
Continuing Care Retirement Series 2000 A IDR
7.00%, 07/01/21                                        (c)                          600          638,382
--------------------------------------------------------------------------------------------------------
7.38%, 07/01/30                                        (c)                          500          532,755
========================================================================================================
                                                                                               6,515,143
========================================================================================================

NORTH CAROLINA--0.43%
North Carolina (State of) Medical Care Commission
(Arbor Acres United Methodist Community Project);
First Mortgage Health Care Facilities Series 2002
RB
6.38%, 03/01/32                                        (c)                          500          520,520
--------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
(Forest at Duke Project); First Mortgage
Retirement Facilities Series 2002 RB
6.38%, 09/01/32                                        (c)                          250          262,683
========================================================================================================
                                                                                                 783,203
========================================================================================================



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.39%
Grand Forks (City of) (4000 Valley Square
Project); Special Term Senior Housing Series 1997
RB
6.38%, 12/01/34                                        (c)                     $    725       $  709,420
========================================================================================================

OHIO-2.82%
Cleveland-Cuyahoga County Port Authority; Special
Assessment Tax Increment Series 2001 RB
7.35%, 12/01/31                                        (c)                        1,000        1,058,490
--------------------------------------------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project);
Hospital Facilities Series 2000 RB
7.50%, 01/01/30                                        (c)                          750          841,688
--------------------------------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian); Health
Care Facilities Series 2001 A RB
7.13%, 07/01/29                                        (c)                          500          548,305
--------------------------------------------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
Communities); Refunding & Improvement Health Care
Facilities Series 2000  A RB
6.50%, 08/15/20                                        (c)                          500          525,670
--------------------------------------------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
Communities); Refunding & Improvement Health Care
Facilities Series 2000 A RB
6.55%, 08/15/24                                        (c)                          500          524,220
--------------------------------------------------------------------------------------------------------
Madison (County of) (Madison County Hospital
Project); Refunding Hospital Improvement Series
1998 RB
6.25%, 08/01/18                                        (c)                          670          643,334
--------------------------------------------------------------------------------------------------------
Toledo (City of ) & Lucas (County of) Port
Authority (St. Mary Woods Project); Series 2004 A
RB
6.00%, 05/15/24                                        (c)                          500          500,570
--------------------------------------------------------------------------------------------------------
6.00%, 05/15/34                                        (c)                          500          490,355
========================================================================================================
                                                                                               5,132,632
========================================================================================================

OKLAHOMA--0.36%
Oklahoma (State of) Development Finance Authority
(Comanche County Hospital Project); Series 2002 B
RB
6.60%, 07/01/31                                        (c)                          625          661,088
========================================================================================================

OREGON--1.30%
Oregon (State of) Health, Housing, Educational &
Cultural Facilities Authority (Oregon Baptist
Retirement Homes); Series 1996 RB
8.00%, 11/15/26                                        (c)                          745          781,296
--------------------------------------------------------------------------------------------------------
Yamhill (County of) Hospital Authority
(Friendsview Retirement Community); Series 2003 RB
7.00%, 12/01/21                                        (c)                        1,555        1,583,892
========================================================================================================
                                                                                               2,365,188
========================================================================================================

PENNSLYVANIA--8.27%
Allegheny (County of) Hospital Development
Authority (Villa Saint Joseph of Baden); Health
Care Facilities Series 1998 RB
6.00%, 08/15/28                                        (c)                          500          467,700
--------------------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Revenue
Authority (Propel Schools-Homestead Project);
Charter School Series 2004 A IDR
7.00%, 12/15/15                                        (c)                          780          766,545
--------------------------------------------------------------------------------------------------------
Allegheny (County of) Redevelopment Authority
(Pittsburgh Mills Project); Tax Allocation Series
2004 GO
5.10%, 07/01/14                                        (c)                          500          506,955
--------------------------------------------------------------------------------------------------------
5.60%, 07/01/23                                        (c)                          500          507,415
--------------------------------------------------------------------------------------------------------
Beaver (County of) Industrial Development
Authority (Cleveland Electric Project); Refunding
Series 1995 PCR
7.63%, 05/01/25                                        (c)                        1,600        1,660,032
--------------------------------------------------------------------------------------------------------


HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)
Blair (County of) Industrial Development
Authority (Village of Pennsylvania State
Project); Series 2002 A IDR
6.90%, 01/01/22                                        (c)                     $    500       $  524,345
--------------------------------------------------------------------------------------------------------
7.00%, 01/01/34                                        (c)                          500          522,520
--------------------------------------------------------------------------------------------------------
Chartiers Valley (City of) Industrial &
Commercial Development Authority (Asbury Health
Center); Refunding First Mortgage Series 1999 IDR
6.38%, 12/01/19                                        (c)                        1,000        1,021,310
--------------------------------------------------------------------------------------------------------
Clarion (County of) Industrial Development
Authority (Beverly Enterprises Inc. Project);
Refunding Series 2001 IDR
7.38%, 12/01/08  ( Acquired 02/22/01; Cost
$420,000)                                              (c) (g)                      420          426,997
--------------------------------------------------------------------------------------------------------
Crawford (County of) Hospital Authority (Wesbury
United Methodist Community); Senior Living
Facilities Series 1999 RB
6.25%, 08/15/29                                        (c)                          750          771,428
--------------------------------------------------------------------------------------------------------
Cumberland (County of) Industrial Development
Authority (Woods Cedar Run); Refunding First
Mortgage Series 1998 A IDR
6.50%, 11/01/18                                        (c) (i) (j)                1,000          256,330
--------------------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
(Wesley Affiliated Services, Inc.); Retirement
Community Series 2002 A RB
7.13%, 01/01/25                                        (c)                          700          734,314
--------------------------------------------------------------------------------------------------------
Lancaster (County of) Hospital Authority (Saint
Anne's Home); Health Center Series 1999 RB
6.63%, 04/01/28                                        (c)                          500          502,655
--------------------------------------------------------------------------------------------------------
Lancaster (County of) Industrial Development
Authority (Garden Spot Village Project); Series
2000 A IDR
7.60%, 05/01/22                                        (c)                          250          264,400
--------------------------------------------------------------------------------------------------------
7.63%, 05/01/31                                        (c)                          500          526,590
--------------------------------------------------------------------------------------------------------
Lawrence (County of) Industrial Development
Authority (Shenango Presbyterian Center); Health
& Housing Facilities Sr. Series 2001 B IDR
7.50%, 11/15/31                                        (c)                        1,000        1,007,780
--------------------------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
(Bible Fellowship Church Home Inc.); First
Mortgage Series 2001 RB
7.63%, 11/01/21                                        (c)                          250          271,260
--------------------------------------------------------------------------------------------------------
7.75%, 11/01/33                                        (c)                          750          812,385
--------------------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health
Authority (Philadelphia Geriatric Center); Series
1999 A RB
7.38%, 12/01/30                                        (c)                        1,340        1,418,202
--------------------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health
Authority (Temple Continuing Care Center); Series
1999 RB
6.63%, 07/01/19                                        (c) (i) (j)                1,250          288,500
--------------------------------------------------------------------------------------------------------
6.75%, 07/01/29                                        (c) (i) (j)                  460          106,067
--------------------------------------------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
Education Authority (Maple Village Project);
Hospital Series 2000 A RB
8.00%, 10/01/32                                        (c)                          300          301,338
--------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
Facilities Authority (Student Association Inc.
Project); Student Housing Series 2000 A RB
6.75%, 09/01/20                                        (c)                          500          529,930
--------------------------------------------------------------------------------------------------------
6.75%, 09/01/32                                        (c)                          320          336,128
--------------------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
Authority (Cathedral Village Project); Series
2003 A IDR
6.88%, 04/01/34                                        (c)                          500          509,795
========================================================================================================
                                                                                              15,040,921
========================================================================================================



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.56%
South Carolina (State of) Jobs-Economic
Development Authority (Palmetto Health Alliance);
Hospital Facilities Improvement Series 2000 A RB
7.38%, 12/15/10                                        (c) (e) (f)             $    800       $  986,344
--------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Palmetto Health Alliance);
Refunding Hospital Facilities Series 2003 A RB
6.13%, 08/01/23                                        (c)                        1,500        1,584,300
--------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (South Carolina Episcopal
Home at Still Hope Project); Residential Care
Facilities Series 2004 A RB
6.25%, 05/15/25                                        (c)                          750          772,853
--------------------------------------------------------------------------------------------------------
6.38%, 05/15/32                                        (c)                          250          252,520
--------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Westley Commons Project);
Health Facilities First Mortgage Series 2000 RB
7.75%, 10/01/15                                        (c)                          700          747,880
--------------------------------------------------------------------------------------------------------
8.00%, 10/01/31                                        (c)                          300          319,605
========================================================================================================
                                                                                               4,663,502
========================================================================================================

SOUTH DAKOTA--0.85%
South Dakota (State of) Health & Educational
Facilities Authority (Sioux Valley Hospitals &
Health System); Series 2004 A RB
5.25%, 11/01/27                                        (c)                          500          508,795
--------------------------------------------------------------------------------------------------------
5.25%, 11/01/34                                        (c)                          500          508,020
--------------------------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
Facilities Authority (Westhills Village
Retirement Community); Series 2003 RB
5.65%, 09/01/23                                        (c)                          500          523,285
========================================================================================================
                                                                                               1,540,100
========================================================================================================

TENNESSEE--1.59%
Davidson & Williamson (Counties of) (Harper
Valley Utilities District); Utilities Improvement
Series 2004 RB
5.00%, 09/01/34                                        (c) (d)                    1,000        1,027,700
--------------------------------------------------------------------------------------------------------
Johnson City (City of) Health & Educational
Facilities Board (Appalachian Christian Village
Project); Retirement Facilities Series 2004 A RB
6.00%, 02/15/24                                        (c)                          500          491,370
--------------------------------------------------------------------------------------------------------
6.25%, 02/15/32                                        (c)                          350          349,514
--------------------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
Facilities Board (Germantown Village);
Residential Care Series 2003 A RB
7.00%, 12/01/23                                        (c)                        1,000        1,027,310
========================================================================================================
                                                                                               2,895,894
========================================================================================================

TEXAS--11.52%
Abilene (City of) Health Facilities Development
Corp. (Sears Methodist Retirement); Retirement
Facilities Series 2003 A RB
7.00%, 11/15/33                                        (c)                        1,000        1,041,820
--------------------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
(Panhandle Pooled Health Care); VRD Series 1985
RB (LOC-BNP Paribas)
2.10%, 05/31/25                                        (a) (b)                    3,115        3,115,000
--------------------------------------------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Hospital
Facility Series 1999 RB
6.70%, 08/01/19                                        (c)                          500          490,855
--------------------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
Corp. (Army Retirement Residence Project); Series
2002 RB
6.30%, 07/01/32                                        (c)                          500          530,665
--------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp. (American
Opportunity Housing); Multifamily Housing Sr.
Series 2002 A-1 RB
6.85%, 12/01/23                                        (c)                          750          751,058
--------------------------------------------------------------------------------------------------------


HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Bexar (County of) Housing Finance Corp. (Villa
Madrid/Cumberland Apartments); Multifamily
Housing Series 1998 A RB
7.25%, 05/01/16                                        (c) (i) (j)             $    200       $  130,292
--------------------------------------------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
Regional Health System); Series 2004 A RB
5.63%, 09/01/13                                        (c)                          250          248,035
--------------------------------------------------------------------------------------------------------
7.00%, 09/01/25                                        (c)                          500          507,995
--------------------------------------------------------------------------------------------------------
7.13%, 09/01/34                                        (c)                          250          255,140
--------------------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
(Independent Sr. Living Center); Series 2003 RB
7.63%, 01/01/20                                        (c)                        1,000          993,830
--------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (Memorial Hermann Health Care); Hospital
Series 2001 A RB
6.38%, 06/01/29                                        (c)                          500          551,880
--------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (Saint Luke's Episcopal Hospital); Series
2001 A RB
5.63%, 02/15/18                                        (c)                          750          801,728
--------------------------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax Series
2002 GO
5.13%, 08/15/12                                        (c) (d)
                                                       (e) (f)                      370          416,435
--------------------------------------------------------------------------------------------------------
HFDC of Central Texas Inc. (Fransiscan
Communities Villa de San Antonio); Series 2004 RB
6.00%, 05/15/25                                        (c)                        1,000        1,001,060
--------------------------------------------------------------------------------------------------------
Houston (City of) Airport System (Continental
Airlines, Inc. Project); Special Facilities
Series 2001 E RB
6.75%, 07/01/29                                        (c) (h)                      500          432,355
--------------------------------------------------------------------------------------------------------
Houston (City of) Health Facilities Development
Corp. (Buckingham Sr. Living Community);
Retirement Facilities Series 2004 A RB
7.00%, 02/15/23                                        (c)                          300          318,006
--------------------------------------------------------------------------------------------------------
7.00%, 02/15/26                                        (c)                          750          790,193
--------------------------------------------------------------------------------------------------------
7.13%, 02/15/34                                        (c)                          450          475,727
--------------------------------------------------------------------------------------------------------
Meadow Parc Development Inc. (Meadow Parc
Apartments Project); Multifamily Housing Series
1998 RB
6.50%, 12/01/30                                        (c)                        1,200        1,107,816
--------------------------------------------------------------------------------------------------------
Midlothian (City of) Development Authority; Tax
Increment Contract Series 1999 RB
6.70%, 11/15/23                                        (c)                          800          827,544
--------------------------------------------------------------------------------------------------------
Midlothian (City of) Development Authority; Tax
Increment Contract Series 2001 RB
7.88%, 11/15/26                                        (c)                        1,000        1,110,300
--------------------------------------------------------------------------------------------------------
Midlothian (City of) Development Authority; Tax
Increment Contract Series 2004 RB
6.20%, 11/15/29  (Acquired 12/02/04; Cost
$1,000,000)                                            (c) (g)                    1,000        1,004,310
--------------------------------------------------------------------------------------------------------
Texas (State of) Gulf Coast Waste Disposal
Authority (Valero Energy Corp. Project); Series
2001 IDR
6.65%, 04/01/32                                        (c) (h)                      900          974,214
--------------------------------------------------------------------------------------------------------
Texas (State of) Public Finance Authority
(Charter School-School Excellence Education
Project);  Series 2004 A RB
7.00%, 12/01/34                                        (c)                        1,000          998,670
--------------------------------------------------------------------------------------------------------
University of Texas Financing System; Series 2001
C RB
5.00%, 08/15/20                                        (c)                        1,000        1,056,360
--------------------------------------------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
Apartments Project); Multifamily Housing Series
1999 RB
7.50%, 12/01/29                                        (c)                        1,000        1,021,200
========================================================================================================
                                                                                              20,952,488
========================================================================================================



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
VERMONT--0.39%
Vermont (State of) Educational & Health Buildings
Financing Agency (Copley Manor Project); Health
Care Facilities Series 1999 RB
6.25%, 04/01/29                                        (c) (i)                $   1,000       $  708,920
========================================================================================================

VIRGIN ISLANDS--0.09%
Virgin Islands (Commonwealth of) Public Finance
Authority; Sr. Lien Matching Fund Loan Note
Series 2004 RB
5.25%, 10/01/24                                        (c)                          150          158,003
========================================================================================================

VIRGINIA--2.14%
Hampton (City of) Redevelopment & Housing
Authority (Olde Hampton Hotel Association);
Refunding First Mortgage Series 1998 A RB
6.50%, 07/01/16                                        (c)                          500          452,075
--------------------------------------------------------------------------------------------------------
Henrico (County of) Economic Development
Authority (Virginia United Methodist Homes Inc.);
Refunding Residential Care Facilities Series 2002
A RB
6.50%, 06/01/22                                        (c)                          750          792,795
--------------------------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
Authority (The Summit); Residential Care
Facilities Mortgage Series 2002 A IDR
6.25%, 01/01/28                                        (c)                          500          499,095
--------------------------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
Authority; First Mortgage Retirement Community
Series 2004 A RB
6.00%, 01/01/25                                        (c)                          500          502,070
--------------------------------------------------------------------------------------------------------
Norfolk (City of) Redevelopment & Housing
Authority; First Mortgage Retirement Community
Series 2004 A RB
6.13%, 01/01/35                                        (c)                        1,100        1,103,465
--------------------------------------------------------------------------------------------------------
Virginia (State of) Peninsula Ports Authority
(Culpeper Baptist Retirement Community, Inc.);
Residential Care Facilities Series 2003 A RB
7.38%, 12/01/23                                        (c)                          500          538,855
========================================================================================================
                                                                                               3,888,355
========================================================================================================

WISCONSIN--3.78%
Wisconsin (State of) Health & Educational
Facilities Authority (Beaver Dam Community
Hospitals Inc.); Series 2004 A RB
6.50%, 08/15/26                                        (c)                          250          252,465
--------------------------------------------------------------------------------------------------------
6.75%, 08/15/34                                        (c)                          750          762,323
--------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Community Memorial Hospital
Inc. Project); Series 2003 RB
7.13%, 01/15/22                                        (c)                        1,155        1,187,513
--------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Eastcastle Place Inc.
Project); Series 2004 RB
6.00%, 12/01/24                                        (c)                          500          500,980
--------------------------------------------------------------------------------------------------------
6.13%, 12/01/34                                        (c)                          500          492,620
--------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (FH Healthcare Development
Inc. Project); Series 1999 RB
6.25%, 11/15/20                                        (c)                        1,250        1,352,913
--------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (New Castle Place Inc.
Project); Series 2001 A RB
7.00%, 12/01/31                                        (c)                          250          254,793
--------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Oakwood Village Project);
Series 2000 A RB
7.63%, 08/15/30                                        (c)                        1,000        1,039,510
--------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Tomah Memorial Hospital
Inc. Project); Series 2003 RB
6.00%, 07/01/15                                        (c)                          100          103,153
--------------------------------------------------------------------------------------------------------
6.13%, 07/01/16                                        (c)                          150          154,839
--------------------------------------------------------------------------------------------------------
6.63%, 07/01/28                                        (c)                          750          770,220
========================================================================================================
                                                                                               6,871,329
========================================================================================================



HIM-QTR-1 12/04

                                                                                PAR            MARKET
                                                                               (000)           VALUE
--------------------------------------------------------------------------------------------------------
WYOMING--0.28%
Teton (County of) Hospital District (Saint John's
Medical Center); Series 2002 RB
6.75%, 12/01/22                                        (c)                     $    500     $    514,030
========================================================================================================

========================================================================================================
TOTAL MUNICIPAL OBLIGATIONS (Cost $177,141,422)                                              181,890,107
========================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $177,141,422)                                             $181,890,107
________________________________________________________________________________________________________
========================================================================================================

Investment Abbreviations:

GO                               General Obligation Bonds
IDR                              Industrial Development Revenue Bonds
LOC                              Letter of Credit
PCR                              Pollution Control Revenue Bonds
RB                               Revenue Bonds
Sr.                              Senior
VRD                              Variable Rate Demand

Notes to Schedule of Investments:

(a) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2004.

(b) Principal and interest payments are guaranteed by the letter of credit agreement.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at December 31, 2004 was $176,622,107, which represented 97.10% of the Fund's Total Investments.

(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., MBIA Insurance Corp., or XL Capital Assurance Inc.

(e)  Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2004 was $2,046,159, which represented 1.12% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security subject to the alternative minimum tax.

(i) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at December 31, 2004 was $1,490,109, which represented 0.82% of the Fund's Total Investments.

(j) Defaulted security. Currently, the issuer is in default with certain covenants of the debt provisions. The aggregate market value of these securities at December 31, 2004 was $781,189, which represented 0.43% of the Fund's Total Investments.

     See accompanying notes which are an integral part of this schedule.



HIM-QTR-1 12/04

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. LOWER-RATED SECURITIES - The Fund may invest 100% of its assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.



HIM-QTR-1 12/04

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $41,453,802 and $18,835,560, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $  7,716,983
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (2,969,207)
=======================================================================================
Net unrealized appreciation of investment securities                       $  4,747,776
_______________________________________________________________________________________
=======================================================================================

Cost of investments for tax purposes is $177,142,331.





HIM-QTR-1 12/04

                            AIM TAX-EXEMPT CASH FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

AIMinvestments.com              TEC-QTR-1 12/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
ALABAMA--14.97%

Birmingham (City of) Public
Parks & Recreation Board
(Children's Zoo Project); VRD
Series 2002 RB (LOC-AmSouth
Bank)
    2.14%, 05/01/07                 (b)(c)          --      VMIG-1     $ 1,275        $  1,275,000
--------------------------------------------------------------------------------------------------

Tuscaloosa (City of)
Educational Building Authority
(Stillman College Project);
Refunding Capital Improvement
VRD Series 2002 A RB
(LOC-AmSouth Bank)
    2.14%, 10/01/23                 (b)(c)          --      VMIG-1       7,686           7,686,000
==================================================================================================
                                                                                         8,961,000
==================================================================================================

ARIZONA--0.34%

Phoenix (City of); Refunding
Unlimited Tax Series 1993 A GO
    5.20%, 07/01/05                                AA+         Aa1         200             203,164
==================================================================================================

COLORADO--1.65%

Arvada (City of); VRD Series
2001 RB
    1.95%, 11/01/20                 (d)(e)        A-1+          --         800             800,000
--------------------------------------------------------------------------------------------------
Moffat (County of)
(Colorado-Ute Electric
Association); VRD Series 1984
PCR
    1.95%, 07/01/10                 (b)(d)        A-1+       VMG-1         185             185,000
==================================================================================================
                                                                                           985,000
==================================================================================================

FLORIDA--2.73%

Florida (State of) Board of
Regents (University of
Florida); Housing Revenue
Series 2000 RB
    7.00%, 07/01/05                 (d)            AAA         Aaa         520             533,795
--------------------------------------------------------------------------------------------------
Seminole (County of) Industrial
Development Authority (Florida
Living Nursing); Health
Facilities Multi-Modal VRD
Series 1991 IDR (LOC-Bank of
America N.A.)
    2.19%, 02/01/11                 (b)(c)          --      VMIG-1       1,100           1,100,000
==================================================================================================
                                                                                         1,633,795
==================================================================================================

IDAHO--0.45%

Idaho (State of) Board Bank
Authority; Series 2004 A RB
    2.50%, 09/01/05                 (d)             --         Aaa         270             270,981
==================================================================================================


TEC-QTR-1

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
ILLINOIS--2.93%

Chicago (City of); Equipment
Notes Unlimited Tax Series 1996
GO
    5.60%, 01/01/05                 (d)            AAA         Aaa     $   100          $  100,000
--------------------------------------------------------------------------------------------------

Lake (County of) High School
District No. 121 (Warren
Township); Refunding Unlimited
Tax Series 2004 D GO
    3.00%, 03/01/05                 (d)            AAA         Aaa         100             100,174
--------------------------------------------------------------------------------------------------

Peoria (City of) Health Care
Facility (Easter Seal Center
Inc. Project); Health Care VRD
Series 1997 RB (LOC-JPMorgan
Chase Bank)
    2.07%, 05/01/07                 (b)(c)(f)       --          --       1,050           1,050,000
---------------------------------------------------------------------------------------------------
Woodridge (City of) Park
District; Unlimited Tax Series
1996 GO
    5.25%, 01/15/05                 (g)(h)         AAA         Aaa         500             500,648
==================================================================================================
                                                                                         1,750,822
==================================================================================================

IOWA--3.54%

Algona (City of) Industrial
Development Authority (George
A. Hormel & Co. Project); VRD
Series 1985 IDR (LOC-U.S. Bank
N.A.)
    2.15%, 05/01/05                 (b)(c)          --         P-1         200             200,000
--------------------------------------------------------------------------------------------------
Iowa (State of) Finance
Authority (YMCA Project);
Economic Development VRD Series
2000 RB (LOC-Wells Fargo Bank
N.A)
    2.09%, 06/01/10                 (b)(c)(f)       --          --       1,920           1,920,000
==================================================================================================
                                                                                         2,120,000
==================================================================================================

KANSAS--0.84%

Leawood (City of); Unlimited
Tax Temporary Notes Series
2004-2 GO
    3.00%, 10/01/05                                 --       MIG-1         500             504,837
==================================================================================================

KENTUCKY--4.40%

Kentucky Area Developing Districts
Financing Trust (Weekly Acquisition-
Ewing); Lease Program VRD Series 2000
RB (LOC-Wachovia Bank N.A.)
    2.09%, 06/01/33                 (b)(c)         A-1          --       2,635           2,635,000
==================================================================================================

MARYLAND--6.75%

Baltimore (County of) (Blue
Circle Inc. Project); Economic
Development VRD Series 1992 RB
(LOC-Danske Bank A.S.)
    2.10%, 12/01/17                 (b)(c)          --      VMIG-1       2,900           2,900,000
--------------------------------------------------------------------------------------------------

Howard (County of) (Owen Brown
Joint Venture); Refunding VRD
Series 1990 RB (LOC-Bank of
America N.A.)
    1.90%, 05/01/11                 (c)(e)          --         P-1         400             400,000
--------------------------------------------------------------------------------------------------


TEC-QTR-1

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
MARYLAND--(CONTINUED)

Hyattsville (City of)
Industrial Development
Authority (Safeway Inc.
Projects); Refunding VRD
Series 1991 IDR (LOC-Deutsche
Bank A.G.)
    2.15%, 06/01/05                 (c)(h)(i)      A-1          --      $  740          $  740,000
==================================================================================================
                                                                                         4,040,000
==================================================================================================

MASSACHUSETTS--0.17%

Middleborough (City of);
Limited Tax Series 1999 A GO
    5.20%, 01/15/05                 (d)             --         Aaa         100             100,135
==================================================================================================

MICHIGAN--0.60%

Big Rapids (City of) Public
School District; Unlimited Tax
Series 1995 GO
    5.63%, 05/01/05                 (g)(h)         AAA         Aaa         200             204,761
--------------------------------------------------------------------------------------------------

Oakland (County of) Economic
Development Corp. (Rochester
College Project);  VRD Limited
Obligation Series 2001 RB
(LOC-JPMorgan Chase Bank)
    2.10%, 08/01/21                 (b)(c)          --      VMIG-1         157             157,000
==================================================================================================
                                                                                           361,761
==================================================================================================

MINNESOTA--0.21%

Ramsey (County of) (Capital
Improvement Plan); Unlimited
Tax Series 1999 A GO
    4.20%, 02/01/05                                AAA         Aaa         125             125,298
==================================================================================================

MISSISSIPPI--4.85%

Mississippi (State of) Business
Finance Corp. (Mississippi
College Project); VRD Series
2003 RB (LOC-AmSouth Bank)
    2.14%, 07/01/23 (Acquired
    09/29/03; Cost $3,000,000)      (b)(c)(j)       --      VMIG-1       2,900           2,900,000
==================================================================================================

MONTANA--1.19%

Great Falls (City of)
Industrial Development
Authority (Safeway Inc.
Projects); Refunding Series
1991 IDR (LOC-Deutsche Bank
A.G.)
    2.15%, 06/01/05                 (c)(h)(i)     A-1+          --         710             710,000
==================================================================================================

NEW MEXICO--8.94%

New Mexico (State of) Hospital
Equipment Loan Council
(Dialysis Clinic Inc. Project);
VRD Series 2000 RB
(LOC-SunTrust Bank)
    2.09%, 07/01/25                 (b)(c)          --      VIMG-1       5,000           5,000,000
--------------------------------------------------------------------------------------------------

Silver City (City of);
VRD Series 1995 A RB
(LOC-ABN AMRO Bank N.V.)
    2.20%, 11/15/10                 (b)(c)          --         P-1         350             350,000
==================================================================================================
                                                                                         5,350,000
==================================================================================================


TEC-QTR-1
                                      F-3

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
NORTH CAROLINA--3.74%

Carteret (County of) Industrial
Facilities & Pollution Control
Financing Authority (TexasGulf
Inc. Project); VRD Series 1985
PCR (LOC-BNP Paribas)
    2.13%, 10/01/05                 (b)(c)(f)       --          --     $ 2,100         $ 2,100,000
--------------------------------------------------------------------------------------------------

Wake (County of); Public
Improvement Unlimited Tax
Series 1998 GO
    4.50%, 03/01/05                                AAA         Aaa         135             135,659
==================================================================================================
                                                                                         2,235,659
==================================================================================================

NORTH DAKOTA--6.01%

Fargo (City of) (Cass Oil Co.
Project); Commercial
Development VRD Series 1984 RB
(LOC - U.S. Bank N.A.)
    2.15%, 12/01/14                 (b)(c)        A-1+          --       3,600           3,600,000
==================================================================================================

OKLAHOMA--6.50%

Muskogee (City of) Industrial
Trust (Muskogee Mall Ltd.
Special Project); VRD Series
1985 IDR (LOC-Bank of America
N.A.)
    2.20%, 12/01/15                 (b)(c)          --      VMIG-1       3,893           3,893,000
==================================================================================================

OREGON--2.26%

Beaverton (City of); Refunding
Water Series 2004 B RB
    3.00%, 06/01/05                 (d)            AAA         Aaa         535             538,092
--------------------------------------------------------------------------------------------------

Oregon (State of); Series 2004
A TAN
    3.00%, 06/30/05                              SP-1+       MIG-1         710             714,228
--------------------------------------------------------------------------------------------------
Salem (City of); Refunding
Unlimited Tax Series 2004 GO
    2.00%, 05/01/05                 (d)            AAA         Aaa         100             100,138
==================================================================================================
                                                                                         1,352,458
==================================================================================================

PENNSYLVANIA--4.34%

Allegheny (County of)
Industrial Development
Authority (Carnegie Museums of
Pittsburgh); VRD Series 2002
IDR (LOC-Royal Bank of Scotland)
    2.05%, 08/01/32                 (b)(c)          --      VMIG-1       1,000           1,000,000
--------------------------------------------------------------------------------------------------

Franklin (County of) Industrial
Development Authority
(Chambersburg Hospital
Obligation); Health Care VRD
Series 2000 IDR
    2.09%, 12/01/24                 (b)(d)         A-1          --       1,600           1,600,000
==================================================================================================
                                                                                         2,600,000
==================================================================================================

TEC-QTR-1
                                      F-4

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.69%

Bennettsville (City of)
Combined Utility Systems;
Refunding & Improvement Series
2004 RB
    2.00%, 02/01/05                 (d)            AAA         Aaa     $   290          $  290,204
--------------------------------------------------------------------------------------------------
Camden (City of);  Refunding &
Improvement Public Utility
Series 2004 RB
    3.00%, 03/01/05                 (d)            AAA         Aaa         320             320,444
--------------------------------------------------------------------------------------------------

University of South Carolina
Athletic Facilities; Series
2004 B BAN
    2.00%, 03/18/05                                 --       MIG-1       1,000           1,000,360
==================================================================================================
                                                                                         1,611,008
==================================================================================================

TENNESSEE--2.42%

Hawkins (County of) Industrial
Development Board (Leggett &
Platt Inc.); Refunding VRD
Series 1998 B IDR (LOC-Wachovia
Bank N.A.)
    2.15%, 10/01/27                 (b)(c)(f)       --          --       1,450           1,450,000
==================================================================================================

TEXAS--6.48%

Amarillo (City of) Health
Facilities Corp. (Panhandle
Pooled Health Care); VRD Series
1985 RB (LOC-BNP Paribas)
    2.10%, 05/31/25                 (b)(c)          --      VMIG-1         226             226,000
--------------------------------------------------------------------------------------------------

Carrollton & Farmers Branch
(Cities of) Independent School
District;  Unlimited Tax Series
1995 GO
    5.00%, 02/15/05                 (g)(h)         AAA         Aaa         500             502,271
--------------------------------------------------------------------------------------------------
Harris (County of) Health
Facilities Development
Authority (Texas Children's
Hospital Project); Hospital
Series 1999 A RB
    4.50%, 10/01/05                                 AA         Aa2         400             406,723
--------------------------------------------------------------------------------------------------

Humble (City of) Independent
School District; Refunding
Unlimited Tax Series 2002 A GO
(CEP-Texas Permanent School
Fund)
    3.00%, 02/15/05                                AAA         Aaa         500             501,131
--------------------------------------------------------------------------------------------------
Richardson (City of); Limited
Tax Series 2003 COP
    3.00%, 02/15/05                 (d)            AAA         Aaa         350             350,544
--------------------------------------------------------------------------------------------------

Socorro (City of) Independent
School District; Unlimited Tax
Series 2004 GO (CEP - Texas
Permanent School Fund)
    3.00%, 08/15/05                                AAA          --         385             388,153
--------------------------------------------------------------------------------------------------

Tarrant (County of) College
District; Refunding Limited Tax
Series 2001 A GO
    4.75%, 02/15/05                                AAA         Aaa         375             376,572
--------------------------------------------------------------------------------------------------
Texas (State of) University
Financing Systems; Series 2001
RB
    4.25%, 03/15/05                 (d)            AAA         Aaa         200             201,118
--------------------------------------------------------------------------------------------------


TEC-QTR-1
                                      F-5

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Texas (State of); Series 2004
TRAN
    3.00%, 08/31/05                              SP-1+       MIG-1     $   670          $  676,066
--------------------------------------------------------------------------------------------------

Wichita Falls (City of)
Independent School District;
Refunding Unlimited Tax Series
1998 GO (CEP-Texas Permanent
School Fund)
    5.00%, 02/01/05                                 --         Aaa         250             250,712
==================================================================================================
                                                                                         3,879,290
==================================================================================================

VERMONT--2.93%

Vermont (State of) Industrial
Development Authority (Central
Vermont Public Service Corp.);
Hydroelectric VRD Series 1984
IDR (LOC-Royal Bank of Scotland)
    1.80%, 12/01/13                 (c)(e)        A-1+          --       1,755           1,755,000
==================================================================================================

VIRGINIA--1.18%

Hampton (City of); Unlimited
Tax Series 1995 GO
    6.00%, 01/15/05                 (g)(h)          AA         Aa2         200             204,323
--------------------------------------------------------------------------------------------------
Virginia (State of) Public
School Authority; Refunding
School Financing Series 1997 D
RB
    3.00%, 02/01/05                                AA+         Aa1         500             500,624
==================================================================================================
                                                                                           704,947
--------------------------------------------------------------------------------------------------

WASHINGTON--1.12%

Clark (County of) Public
Utility District No. 001;
Refunding Electric Series 2002
RB
    5.00%, 01/01/05                 (d)            AAA         Aaa         300             300,000
--------------------------------------------------------------------------------------------------
Washington (State of) Public
Power Supply System (Nuclear
Project No. 2); Refunding
Series 1993 B RB
    5.40%, 07/01/05                                AA-         Aaa         365             370,877
==================================================================================================
                                                                                           670,877
==================================================================================================

WEST VIRGINIA--3.29%

West Virginia (State of)
Hospital Finance Authority
(WVHA Pooled Loan Financing
Program); VRD Series 2002 C-1
RB (LOC-Huntington National
Bank)
    2.08%, 01/01/07                 (b)(c)          --      VMIG-1       1,970           1,970,000
==================================================================================================

WISCONSIN--2.48%

Racine (City of) Unified School
District; Promissory Notes
Unlimited Tax Series 2004 GO
    2.50%, 04/01/05                 (d)             --         Aaa         490             491,092
--------------------------------------------------------------------------------------------------
Sun Prairie (City of) Area
School District; Refunding
Unlimited Tax Series 2004 A GO
    2.00%, 03/01/05                 (d)             --         Aaa         150             150,185
--------------------------------------------------------------------------------------------------

TEC-QTR-1
                                      F-6

                                                      RATINGS     (a)     PAR            MARKET
                                                   S&P   MOODY'S         (000)           VALUE
--------------------------------------------------------------------------------------------------
WISCONSIN--(CONTINUED)

West Bend (City of); Promissory
Notes Unlimited Tax Series 2004
GO
    2.00%, 03/01/05                 (d)             --         Aaa      $  190           $  190,241
--------------------------------------------------------------------------------------------------
Wilmot (City of) Unified High
School District; Refunding
Unlimited Tax Series 2004 GO
    2.00%, 03/01/05                 (d)             --         Aaa         150             150,045
--------------------------------------------------------------------------------------------------
Wisconsin (State of) School
Districts Cash Flow Management
Program; Tax 2004 A-3 COP
    3.00%, 09/20/05                 (f)             --          --         500             504,621
==================================================================================================
                                                                                         1,486,184
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--
100.00% (Cost $59,860,216)          (k)                                                $59,860,216
--------------------------------------------------------------------------------------------------

Investment Abbreviations:
BAN                             Bond Anticipation Notes
CEP                             Credit Enhancement Provider
COP                             Certificate of Participation
GO                              General Obligation Bonds
IDR                             Industrial Development Revenue Bonds
LOC                             Letter of Credit
PCR                             Pollution Control Revenue Bonds
RB                              Revenue Bonds
TAN                             Tax Anticipation Notes
TRAN                            Tax and Revenue Anticipation Notes
VRD                             Variable Rate Demand

         Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (f) below.

(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2004.

(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on December 31, 2004.

(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.

(g) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(h) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on December 31, 2004.

(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at December 31, 2004 represented 4.85% of the Fund's Total Investments. This security is not considered to be illiquid.

(k)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.


TEC-QTR-1
                                      F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.


TEC-QTR-1

                         AIM TAX-FREE INTERMEDIATE FUND
          Quarterly Schedule of Portfolio Holdings o December 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

AIMinvestments.com              TFI-QTR-1 12/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%

ALABAMA--2.26%

Alabama (State of) Special Care
Facilities Financing Authority
(Birmingham Charity Obligated Group);
Hospital Series 1997 D RB
    4.95%, 11/01/07                         (b)(c)(d)             NRR           Aaa          $     675        $     710,006
---------------------------------------------------------------------------------------------------------------------------

Birmingham (City of); Refunding Unlimited
Tax Series 2001 B GO Wts.
    5.25%, 07/01/10                         (d)(e)                AAA           Aaa              1,950            2,170,526
---------------------------------------------------------------------------------------------------------------------------
Jefferson (County of); School Limited
Tax Series 2000 GO Wts.
    5.05%, 02/15/09                         (d)(e)                AAA           Aaa              1,000            1,093,280
---------------------------------------------------------------------------------------------------------------------------
Jefferson (County of); Unlimited Tax
Series 2001 A GO Wts.
    5.00%, 04/01/10                         (d)(e)                AAA           Aaa              2,925            3,206,531
---------------------------------------------------------------------------------------------------------------------------

Lauderdale (County of) & Florence (City
of) Health Care Authority (Coffee
Health Group Project); Series 1999 A RB
    5.00%, 07/01/07                         (d)(e)                AAA           Aaa              1,000            1,058,220
---------------------------------------------------------------------------------------------------------------------------

Lauderdale (County of) & Florence (City
of) Health Care Authority (Coffee
Health Group Project); Series 2000 A RB
    5.50%, 07/01/08                         (d)(e)                AAA           Aaa                385              422,414
===========================================================================================================================
                                                                                                                  8,660,977
===========================================================================================================================

ALASKA--0.37%

Alaska (State of) Housing Finance
Corp.; Mortgage Series 1997 A-1 RB
    4.90%, 12/01/07                         (d)(e)                AAA           Aaa                315              326,280
---------------------------------------------------------------------------------------------------------------------------
Anchorage (City of); Correctional
Facilities Lease Series 2000 RB
    5.13%, 02/01/09                         (d)(e)                AAA           Aaa              1,000            1,094,520
===========================================================================================================================
                                                                                                                  1,420,800
===========================================================================================================================

AMERICAN SAMOA--0.76%

American Samoa (Territory of);
Refunding Unlimited Tax Series 2000 GO
    6.00%, 09/01/06                         (d)(e)                  A            --              1,585            1,656,975
---------------------------------------------------------------------------------------------------------------------------
    6.00%, 09/01/07                         (d)(e)                  A            --              1,150            1,239,205
===========================================================================================================================
                                                                                                                  2,896,180
===========================================================================================================================

ARIZONA--1.93%

Arizona (State of) Transportation
Board; Refunding Highway Sub. Series
1993 A RB
    6.00%, 07/01/08                         (d)                    AA           Aa2               800               895,264
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-1

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
ARIZONA - (CONTINUED)

Maricopa (County of) Unified School
District #4 (Mesa Project of 1995);
Unlimited Tax Series 1998 E GO
    5.00%, 07/01/08                         (b)(c)(d)             AAA           Aaa          $   1,900      $     2,065,053
---------------------------------------------------------------------------------------------------------------------------

Phoenix (City of) Civic Improvements
Corp.; Refunding Wastewater System Jr.
Lien Series 2001 RB
    5.25%, 07/01/11                         (d)(e)                AAA           Aaa              3,000            3,380,250
---------------------------------------------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
Authority (Yuma Regional Medical Center
Project); Refunding Hospital Series
1997 RB
    5.70%, 08/01/06                         (d)(e)                AAA           Aaa              1,000            1,051,390
===========================================================================================================================
                                                                                                                  7,391,957
===========================================================================================================================

ARKANSAS--1.27%

Arkansas (State of) Development Finance
Authority; Correction Facilities Series
1996 RB
    6.25%, 10/01/06                         (d)(e)                AAA           Aaa              1,800            1,919,808
---------------------------------------------------------------------------------------------------------------------------

Little Rock (City of) School District;
Limited Tax Series 2001 C GO
    5.00%, 02/01/10                         (d)(e)                 --           Aaa              1,695            1,858,381
---------------------------------------------------------------------------------------------------------------------------

Sebastian (County of) Community Jr.
College District; Refunding &
Improvement Limited Tax Series 1997 GO
    5.20%, 04/01/07                         (b)(d)                NRR           Aaa              1,000            1,064,020
===========================================================================================================================
                                                                                                                  4,842,209
===========================================================================================================================

CALIFORNIA--0.13%

San Francisco (City & County of)
Parking Authority; Parking Meter Series
1994 RB
    6.75%, 06/01/05                         (d)(e)                AAA           Aaa                500              509,735
===========================================================================================================================

COLORADO--0.57%

Boulder (County of) Open Space Capital
Improvement Trust Fund; Series 1998 RB
    5.25%, 12/15/09                         (d)                   AA-            --              1,000            1,082,710
---------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway
Authority; Sr. Series 2001 A RB
    5.00%, 06/15/11                         (d)(e)                AAA           Aaa              1,000            1,108,350
===========================================================================================================================
                                                                                                                  2,191,060
===========================================================================================================================

CONNECTICUT--0.84%

Connecticut (State of) Resource
Recovery Authority (Bridgeport Resco
Co. L.P. Project); Refunding Series
1999 RB
    5.13%, 01/01/09                         (d)(e)                AAA           Aaa              1,000            1,089,930
---------------------------------------------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax
Series 1997 GO
    6.00%, 02/15/06                         (d)(e)                AAA           Aaa              2,050            2,135,218
===========================================================================================================================
                                                                                                                  3,225,148
===========================================================================================================================


TFI-QTR-1
                                      F-2

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--7.65%

District of Columbia (Gonzaga College
High School); Series 1999 RB
    5.25%, 07/01/09                         (d)(e)                AAA           Aaa          $     510          $   561,459
---------------------------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic
Healthcare Group); Refunding Hospital
Series 1993 A RB
    5.50%, 08/15/06                         (b)(d)                AAA           Aaa                500              526,290
---------------------------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic
Healthcare Group); Refunding Hospital
Series 1996 A RB
    6.00%, 08/15/06                         (b)(d)                AAA           Aaa              1,550            1,643,697
---------------------------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic
Healthcare Group); Refunding Hospital
Series 1997 A RB
    6.00%, 08/15/07                         (b)(d)                AAA           Aaa                500              546,740
---------------------------------------------------------------------------------------------------------------------------
District of Columbia; Refunding
Unlimited Tax Series 1993 B-1 GO
    5.50%, 06/01/09                         (d)(e)                AAA           Aaa              1,250            1,389,487
---------------------------------------------------------------------------------------------------------------------------
District of Columbia; Refunding
Unlimited Tax Series 1993 B-2 GO
    5.50%, 06/01/07                         (d)(e)                AAA           Aaa              3,100            3,317,248
---------------------------------------------------------------------------------------------------------------------------
District of Columbia; Refunding
Unlimited Tax Series 1999 B GO
    5.50%, 06/01/10                         (d)(e)                AAA           Aaa              1,415            1,584,276
---------------------------------------------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax
Series 1999 B GO
    5.50%, 06/01/09                         (b)(d)                AAA           Aaa                950            1,064,798
---------------------------------------------------------------------------------------------------------------------------
District of Columbia; Unrefunded
Unlimited Tax Series 1999 B GO
    5.50%, 06/01/09                         (d)(e)                AAA           Aaa             15,275           16,979,537
---------------------------------------------------------------------------------------------------------------------------
Washington Convention Center Authority;
Sr. Lien Dedicated Tax Series 1998 RB
    5.25%, 10/01/09                         (d)(e)                AAA           Aaa              1,500            1,671,945
===========================================================================================================================
                                                                                                                 29,285,477
===========================================================================================================================

FLORIDA--2.72%

Broward (County of) (Wheelabrator South
Broward Inc.); Refunding Resource
Recovery Series 2001 A RB
    5.00%, 12/01/07                         (d)                    AA            A3              2,800            2,989,252
---------------------------------------------------------------------------------------------------------------------------
    5.50%, 12/01/08                         (d)                    AA            A3              1,700            1,863,370
---------------------------------------------------------------------------------------------------------------------------

Florida (State of) Board of Education;
Lottery Series 2000 B RB
    5.75%, 07/01/10                         (d)(e)                AAA           Aaa              1,000            1,138,760
---------------------------------------------------------------------------------------------------------------------------

Palm Beach (County of) Solid Waste
Authority; Refunding Series 1997 A RB
    5.50%, 10/01/06                         (d)(e)                AAA           Aaa              3,000            3,164,190
---------------------------------------------------------------------------------------------------------------------------
Village Center Community Development
District; Refunding Recreational Series
1998 A RB
    5.50%, 11/01/10                         (d)(e)                AAA           Aaa              1,105            1,252,153
===========================================================================================================================
                                                                                                                 10,407,725
===========================================================================================================================


TFI-QTR-1
                                      F-3

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.03%

Dalton (City of); Utilities Series 1999
RB
    5.75%, 01/01/10                         (d)(e)                AAA           Aaa          $   1,015         $  1,148,462
---------------------------------------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax
Series 1992 B GO
    6.30%, 03/01/09                         (d)                   AAA           Aaa              1,425            1,634,375
---------------------------------------------------------------------------------------------------------------------------
    6.30%, 03/01/10                         (d)                   AAA           Aaa              1,000            1,164,810
===========================================================================================================================
                                                                                                                  3,947,647
===========================================================================================================================

HAWAII--0.30%

Hawaii (State of); Unlimited Tax Series
1993 CA GO
    5.75%, 01/01/10                         (d)(e)                AAA           Aaa              1,000            1,130,500
===========================================================================================================================

IDAHO--0.02%

Idaho (State of) Housing Agency; Single
Family Mortgage Sub. Series 1994 D-1 RB
(CEP-FHA, VA, FmHA)
    5.90%, 07/01/06                         (d)                    --           Aa2                 75               76,810
===========================================================================================================================

ILLINOIS--6.80%

Chicago (City of) (Central Loop
Redevelopment); Tax Increment
Allocation Sub. Series 2000 A RB
    6.50%, 12/01/08                         (d)(e)                  A            --              8,000            8,915,040
---------------------------------------------------------------------------------------------------------------------------
Chicago (City of) Midway Airport;
Series 1996 A RB
    5.30%, 01/01/08                         (d)(e)                AAA           Aaa              1,000            1,064,520
---------------------------------------------------------------------------------------------------------------------------

Chicago (City of) Park District;
Refunding Unlimited Tax Series 1995 GO
    6.00%, 01/01/07                         (d)(e)                AAA           Aaa              2,000            2,141,840
---------------------------------------------------------------------------------------------------------------------------

Hoffman Estates (Economic Development
Project Area); Refunding Tax Increment
Series 1997 RB
    5.00%, 11/15/06                         (d)(e)                AAA           Aaa              1,500            1,513,770
---------------------------------------------------------------------------------------------------------------------------

Hoffman Estates (Park Place Apartments
Project); Refunding Multifamily Housing
Series 1996 RB (CEP-Federal National
Mortgage Association)
    5.75%, 06/01/06                         (c)(d)                AAA            --              1,000            1,001,640
---------------------------------------------------------------------------------------------------------------------------

Illinois (State of) (Department of
Central Management Services); Series
1999 COP
    4.90%, 07/01/08                         (d)(e)                AAA           Aaa              1,000            1,080,400
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Children's Memorial
Hospital); Series 1999 A RB
    5.50%, 08/15/07                         (d)(e)                AAA           Aaa              1,580            1,701,123
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Edward Hospital Obligated
Group); Series 2001 A RB
    5.00%, 02/15/09                         (d)(e)                AAA           Aaa              1,000            1,086,460
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Highland Park Hospital);
Series 1991 B RB
    5.55%, 10/01/06                         (b)(d)                AAA           Aaa                500              528,755
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-4

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
ILLINOIS - (CONTINUED)

Illinois (State of) Health Facilities
Authority (The Carle Foundation);
Series 1998 A RB
    5.25%, 07/01/08                         (b)(c)(d)             AAA           Aaa          $     585     $        646,068
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (The Carle Foundation);
Unrefunded Series 1998 A RB
    5.25%, 07/01/09                         (d)(e)                AAA           Aaa                415              453,645
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of); Refunding First
Unlimited Tax Series 2001 GO
    5.25%, 10/01/11                         (d)(e)                AAA           Aaa              1,790            2,006,160
---------------------------------------------------------------------------------------------------------------------------

Madison & Saint Clair (Counties of)
School District #10 (Collinsville
School Building); Unlimited Tax Series
2001 GO
    5.00%, 02/01/11                         (d)(e)                AAA           Aaa              1,150            1,267,392
---------------------------------------------------------------------------------------------------------------------------

McHenry (County of) (Crystal Lake
Community) Consolidated School District
#47;  Unlimited Tax Series 1999 GO
    5.13%, 02/01/10                         (d)(e)                 --           Aaa              1,250            1,361,087
---------------------------------------------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment
Series 2000 RB
    5.25%, 05/01/07                         (d)(e)                AAA           Aaa              1,170            1,247,571
===========================================================================================================================
                                                                                                                 26,015,471
===========================================================================================================================

INDIANA--3.44%

Indiana (State of) Health Facilities
Financing Authority (Community
Hospitals Project); VRD Hospital Series
2000 A RB
(LOC-Bank of America N.A.)
    1.70%, 07/01/28                         (c)(f)(g)            A-1+            --              6,002            6,002,000
---------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facility
Financing Authority (Daughters of
Charity National Health Systems Inc.);
Series 1997 D RB
    5.00%, 11/01/07                         (b)(c)(d)             NRR           Aaa              2,895            3,068,671
---------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Transportation
Finance Authority; Unrefunded Highway
Series 1993 A RB
    5.50%, 06/01/07                         (d)(e)                AAA           Aaa                855              918,236
---------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
Improvement Bond Bank; Series 1999 D RB
    5.10%, 01/01/09                         (d)                   AAA           Aaa                425              462,821
---------------------------------------------------------------------------------------------------------------------------

Richland-Bean Blossom School Building
Corp.; First Mortgage Series 2001 RB
    5.00%, 07/15/10                         (b)(d)                AAA           Aaa              1,045            1,143,481
---------------------------------------------------------------------------------------------------------------------------
Zionsville (City of) Community Schools
Building Corp.; First Mortgage Series
2002 RB
    5.00%, 07/15/11                         (d)(e)                AAA           Aaa              1,420            1,565,096
===========================================================================================================================
                                                                                                                 13,160,305
===========================================================================================================================

KANSAS--1.56%

Johnson (County of) Water District #1;
Series 2001 RB
    5.00%, 06/01/11                         (d)                   AAA           Aaa              1,770            1,963,974
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-5

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
KANSAS - (CONTINUED)

Wyandotte (County of) & Kansas City
(City of) Unified Government
(Redevelopment Project-Area B);
Unrefunded Special Obligation Series
2001 RB
    5.00%, 12/01/09                         (d)(e)                AAA           Aaa          $     930     $      1,024,042
---------------------------------------------------------------------------------------------------------------------------
    5.00%, 12/01/10                         (d)(e)                AAA           Aaa                620              686,284
---------------------------------------------------------------------------------------------------------------------------

Wyandotte (County of) & Kansas City
(City of) Unified Government
(Redevelopment Project); Special
Obligation Series 2001 B RB
    5.00%, 12/01/09                         (b)(d)                AAA           Aaa                150              165,894
---------------------------------------------------------------------------------------------------------------------------
    5.00%, 12/01/10                         (b)(d)                AAA           Aaa                130              144,492
---------------------------------------------------------------------------------------------------------------------------

Wyandotte (County of) School District
#500; Unlimited Tax Series 2001 GO
    5.50%, 09/01/11                         (d)(e)                AAA           Aaa              1,750            1,991,728
===========================================================================================================================
                                                                                                                  5,976,414
===========================================================================================================================

KENTUCKY--0.30%

Kentucky (State of) Turnpike Authority
(Revitalization Project); Refunding
Economic Development Road Series 2001 A
RB
    5.50%, 07/01/11                         (d)(e)                AAA           Aaa              1,000            1,136,310
===========================================================================================================================

LOUISIANA--2.45%

Louisiana (State of) Energy & Power
Authority (Power Project); Refunding
Series 2000 RB
    5.75%, 01/01/11                         (d)(e)                AAA           Aaa              2,500            2,852,225
---------------------------------------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax
Series 1997 A GO
    6.00%, 04/15/07                         (d)(e)                AAA           Aaa              5,000            5,403,400
---------------------------------------------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
Indebtedness Series 2000 RB
    5.50%, 12/01/09                         (d)(e)                AAA           Aaa              1,000            1,118,060
===========================================================================================================================
                                                                                                                  9,373,685
===========================================================================================================================

MASSACHUSETTS--2.91%

Massachusetts (State of); Consumer
 Lien Limited Tax Series 2000 A GO
    5.75%, 02/01/09                         (d)                   AA-           Aa2              5,000            5,588,350
---------------------------------------------------------------------------------------------------------------------------
Massachusetts (State of); Refunding
Limited Tax Series 1997 A GO
    5.75%, 08/01/08                         (d)(e)                AAA           Aaa              5,000            5,559,150
===========================================================================================================================
                                                                                                                 11,147,500
===========================================================================================================================

MICHIGAN--3.17%

Detroit (City of); Refunding Unlimited
Tax Series 1995 B GO
    6.25%, 04/01/09                         (d)(e)                AAA           Aaa              4,065            4,148,332
---------------------------------------------------------------------------------------------------------------------------
Detroit (City of); Refunding Unlimited
Tax Series 1997 B GO
    5.38%, 04/01/10                         (d)(e)                AAA           Aaa              1,630            1,794,190
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-6

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN - (CONTINUED)

Hartland (City of) Consolidated School
District; Refunding Unlimited Tax
Series 2001 GO (CEP-Michigan School
Bond Loan Program)
    5.50%, 05/01/11                         (d)                   AA+           Aa1          $   1,000    $       1,131,270
---------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Job Development
Authority (General Motors Corp.);
Series 1984 PCR
    5.55%, 04/01/09                         (d)                  BBB-          Baa2              1,975            2,029,174
---------------------------------------------------------------------------------------------------------------------------

Michigan (State of) Strategic Fund
(Detroit Edison Co.); Refunding Limited
Obligation Series 1995 CC RB
    4.85%, 09/01/11                         (c)(d)(e)              --           Aaa              1,000            1,072,130
---------------------------------------------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP
    5.00%, 02/01/11                         (d)(e)                AAA           Aaa                495              544,955
---------------------------------------------------------------------------------------------------------------------------

Troy (City of) Downtown Development
Authority; Refunding & Development Tax
Allocation Series 2001 RB
    5.00%, 11/01/10                         (d)(e)                AAA           Aaa              1,265            1,396,332
===========================================================================================================================
                                                                                                                 12,116,383
===========================================================================================================================

MINNESOTA--1.20%

Osseo (City of) Independent School
District #279; Refunding Unlimited Tax
Series 2001 B GO (CEP-Minnesota School
District Enhancement Program)
    5.00%, 02/01/11                         (d)                    --           Aa2              1,000            1,089,010
---------------------------------------------------------------------------------------------------------------------------
Saint Cloud (City of) (Saint Cloud
Hospital Obligated Group); Health Care
Series 2000 A RB
    5.50%, 05/01/06                         (d)(e)                 --           Aaa                600              623,964
---------------------------------------------------------------------------------------------------------------------------
Western Minnesota Municipal Power
Agency; Refunding Series 2001 A RB
    5.50%, 01/01/10                         (d)(e)                 --           Aaa              1,245            1,394,338
---------------------------------------------------------------------------------------------------------------------------
    5.50%, 01/01/11                         (d)(e)                 --           Aaa              1,300            1,470,092
===========================================================================================================================
                                                                                                                  4,577,404
===========================================================================================================================

MISSISSIPPI--0.47%

Rankin (County of) School District;
Unlimited Tax Series 2001 GO
    5.00%, 10/01/11                         (d)(e)                AAA           Aaa              1,625            1,794,748
===========================================================================================================================

MISSOURI--1.01%

Missouri (State of) Health &
Educational Facilities Authority
(Freeman Health Systems Project);
Health Facilities Series 1998 RB
    4.85%, 02/15/07                         (d)(e)                  A            --              1,000            1,038,790
---------------------------------------------------------------------------------------------------------------------------
    5.00%, 02/15/08                         (d)(e)                  A            --                515              544,576
---------------------------------------------------------------------------------------------------------------------------

Missouri (State of) Health &
Educational Facilities Authority (Saint
Luke's Episcopal-Presbyterian
Hospital); Health Facilities Series
2001 RB
    5.25%, 12/01/09                         (d)(e)                AAA           Aaa              1,000            1,107,190
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-7

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
MISSOURI - (CONTINUED)

Missouri (State of) Health &
Educational Facilities Authority
(Webster University); Educational
Facilities Series 2001 RB
    5.00%, 04/01/11                         (d)(e)                 --           Aaa          $   1,075    $       1,181,049
===========================================================================================================================
                                                                                                                  3,871,605
===========================================================================================================================

NEVADA--0.43%

Nevada (State of); Capital Improvement
& Cultural Affairs Limited Tax Series
1999 A GO
    5.00%, 02/01/10                         (d)                    AA           Aa2              1,500            1,626,840
===========================================================================================================================

NEW JERSEY--2.61%

New Jersey (State of) Transportation
Trust Fund Authority (Transportation
System); Series 1999 A RB
    5.50%, 06/15/10                         (d)                    A+            A1              8,020            8,956,014
---------------------------------------------------------------------------------------------------------------------------

Tobacco Settlement Financing Corp.;
Series 2002 Asset-Backed RB
    5.00%, 06/01/09                         (d)                   BBB          Baa3              1,000            1,016,140
===========================================================================================================================
                                                                                                                  9,972,154
===========================================================================================================================

NEW YORK--4.99%

Nassau (County of); General
Improvements Unlimited Tax Series 1997
V GO
    5.15%, 03/01/07                         (d)(e)                AAA           Aaa              2,500            2,652,175
---------------------------------------------------------------------------------------------------------------------------
New York (City of) Metropolitan
Transportation Authority (Triborough);
Series 1999 A COP
    5.00%, 01/01/08                         (d)(e)                AAA           Aaa              1,000            1,075,150
---------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
(Frances Schervier Obligated Group);
Series 1997 RB
    5.50%, 07/01/10                         (d)(e)                AAA           Aaa              1,205            1,352,516
---------------------------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
(Mental Health Services); Series 1997 A
RB
    6.00%, 02/15/07                         (b)(c)(d)             NRR           NRR                  5                5,485
---------------------------------------------------------------------------------------------------------------------------

New York (State of) Dormitory Authority
(Mental Health Services); Unrefunded
Series 1997 A RB
    6.00%, 08/15/07                         (b)(d)                NRR           NRR              1,770            1,925,601
---------------------------------------------------------------------------------------------------------------------------

New York (State of) Dormitory Authority
(Pace University); Series 1997 RB
    6.00%, 07/01/07                         (d)(e)                AAA           Aaa              1,275            1,388,475
---------------------------------------------------------------------------------------------------------------------------
New York (State of) Local Government
Assistance Corp.; Refunding Series 1996
A RB
    5.13%, 04/01/10                         (d)(e)                AAA           Aaa              5,000            5,335,700
---------------------------------------------------------------------------------------------------------------------------
New York (State of) Thruway Authority;
Series 1997 D RB
    5.40%, 01/01/10                         (d)                   AA-           Aa3              5,000            5,364,650
===========================================================================================================================
                                                                                                                 19,099,752
===========================================================================================================================

TFI-QTR-1
                                      F-8

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--4.61%

Charlotte (City of); Refunding
Unlimited Tax Series 1998 GO
    5.25%, 02/01/10                         (d)                   AAA           Aaa          $   5,000    $       5,453,550
---------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Eastern
Municipal Power Agency; Refunding Power
System Series 1993 B RB
    7.00%, 01/01/08                         (d)(e)                AAA           Aaa              1,000            1,128,820
---------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency #1 (Catawba); Electric
Series 1999 A RB
    6.00%, 01/01/07                         (d)(e)                AAA           Aaa              4,330            4,648,472
---------------------------------------------------------------------------------------------------------------------------
North Carolina (State of); Public
Improvements Unlimited Tax Series 1999
A GO
    5.25%, 03/01/09                         (b)(c)(d)             AAA           NRR              5,000            5,555,600
---------------------------------------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C
COP
    4.75%, 06/01/11                         (d)                   AA+           Aa2                795              868,728
===========================================================================================================================
                                                                                                                 17,655,170
===========================================================================================================================

NORTH DAKOTA--0.49%

Burleigh (County of) (Medcenter One,
Inc.); Refunding Health Care Series
1999 RB
    5.25%, 05/01/09                         (d)(e)                AAA           Aaa              1,695            1,858,534
---------------------------------------------------------------------------------------------------------------------------

OHIO--0.29%

Greene (County of) Water System; Series
1996 A RB
    5.45%, 12/01/06                         (b)(d)                AAA           Aaa                585              619,486
---------------------------------------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
Hospital); Hospital Series 1999 RB
    5.15%, 11/15/08                         (d)(e)                AAA           Aaa                465              507,385
===========================================================================================================================
                                                                                                                  1,126,871
===========================================================================================================================

OKLAHOMA--1.84%

Grady (County of) Industrial Authority;
Correctional Facilities Lease Series
1999 RB
    5.38%, 11/01/09                         (d)(e)                AAA           Aaa                360              398,786
---------------------------------------------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding
Series 1993 RB
    5.50%, 06/01/09                         (d)(e)                AAA           Aaa              2,000            2,234,600
---------------------------------------------------------------------------------------------------------------------------
Mustang (City of) Improvement
Authority; Utility Series 1999 RB
    5.25%, 10/01/09                         (d)(e)                 --           Aaa              1,130            1,256,786
---------------------------------------------------------------------------------------------------------------------------
Norman (City of) Regional Hospital
Authority; Refunding Hospital Series
1996 A RB
    5.30%, 09/01/07                         (d)(e)                AAA           Aaa              1,090            1,165,820
---------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
Authority (Oklahoma Hospital
Association); Pooled Health Facilities
Series 2000 A RB
    5.25%, 06/01/06                         (d)(e)                AAA           Aaa                575              598,397
---------------------------------------------------------------------------------------------------------------------------
    5.25%, 06/01/08                         (d)(e)                AAA           Aaa                640              694,918
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-9

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
OKLAHOMA - (CONTINUED)

Okmulgee (County of) Governmental
Building Authority; First Mortgage
Sales Tax Series 2000 RB
    5.60%, 03/01/10                         (d)(e)                 --           Aaa          $     615    $         679,883
===========================================================================================================================
                                                                                                                  7,029,190
===========================================================================================================================

OREGON--1.19%

Grand Ronde Community Confederated
Tribes; Governmental Facilities &
Infrastructure Unlimited Tax Series
1997 GO (Acquired 12/22/97; Cost
$1,145,000)
    5.00%, 12/01/07                         (d)(e)(h)             AAA            --              1,145            1,228,047
---------------------------------------------------------------------------------------------------------------------------
Multnomah (County of); Limited Tax
Series 2000 A GO
    5.00%, 04/01/10                         (d)                    --           Aa2              1,000            1,096,250
---------------------------------------------------------------------------------------------------------------------------

Portland (City of) Community College
District; Unlimited Tax Series 2001 B GO
    5.25%, 06/01/11                         (d)                    AA           Aa2              2,000            2,241,480
===========================================================================================================================
                                                                                                                  4,565,777
===========================================================================================================================

PENNSYLVANIA--1.08%

Pennsylvania (State of); Unlimited
First Tax Series 2000 GO
    5.50%, 01/15/08                         (d)(e)                AAA           Aaa              1,000            1,091,230
---------------------------------------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
Refunding Unlimited Tax Series 1999 D GO
    5.50%, 03/01/08                         (d)(e)                AAA           Aaa              2,000            2,184,080
---------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority
(Chester Upland School District
Project); Series 2001 RB
    4.80%, 11/15/10                         (d)(e)                AAA           Aaa                785              858,633
===========================================================================================================================
                                                                                                                  4,133,943
===========================================================================================================================

PUERTO RICO--0.14%

Children's Trust Fund; Tobacco
Settlement Series 2000 RB
    5.00%, 07/01/08                         (b)(d)                AAA           NRR                500              542,560
===========================================================================================================================

RHODE ISLAND--0.24%

Woonsocket (City of); Unlimited Tax
Series 2000 GO
    5.25%, 10/01/10                         (d)(e)                 --           Aaa                840              937,045
---------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--2.56%

Berkeley (County of) School District
(Berkeley School Facilities Group
Inc.); Series 1995 COP
    5.05%, 02/01/07                         (b)(d)                AAA           Aaa              1,835            1,909,409
---------------------------------------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power
Agency; Refunding Electric Series 1996
B RB
    5.25%, 01/01/08                         (d)(e)                AAA           Aaa              4,000            4,283,800
---------------------------------------------------------------------------------------------------------------------------

South Carolina (State of) Public
Service Authority; Series 1999 A RB
    5.50%, 01/01/10                         (d)(e)                AAA           Aaa              1,000            1,120,450
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-10

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - (CONTINUED)

South Carolina (State of)
Transportation Infrastructure Bank;
Series 1999 A RB
    5.50%, 10/01/09                         (d)(e)                AAA           Aaa          $   1,180    $       1,325,435
---------------------------------------------------------------------------------------------------------------------------
South Carolina (State of); Capital
Improvements Unlimited Tax Series 2001
B GO
    5.50%, 04/01/11                         (d)                   AAA           Aaa              1,000            1,138,790
===========================================================================================================================
                                                                                                                  9,777,884
===========================================================================================================================

SOUTH DAKOTA--0.83%

South Dakota (State of) Health &
Educational Facilities Authority
(McKennan Hospital); Refunding Series
1996 RB
    5.40%, 07/01/06                         (d)(e)                AAA           Aaa              1,680            1,754,794
---------------------------------------------------------------------------------------------------------------------------
South Dakota (State of) Health &
Educational Facilities Authority (Rapid
City Regional Hospital); Series 2001 RB
    5.00%, 09/01/09                         (d)(e)                AAA           Aaa              1,290            1,406,552
===========================================================================================================================
                                                                                                                  3,161,346
===========================================================================================================================

TENNESSEE--0.71%

Memphis (City of) Sanitation; Sewer
System Series 2000 RB
    5.35%, 05/01/09                         (d)                    AA            A2                525              572,303
---------------------------------------------------------------------------------------------------------------------------
Tennergy Corp.; Gas Series 1999 RB
    4.13%, 06/01/09                         (d)(e)                AAA           Aaa              1,000            1,054,110
---------------------------------------------------------------------------------------------------------------------------
Tennessee (State of) School Bond
Authority; Higher Educational
Facilities Second Program Series 2002 A
RB
    5.00%, 05/01/11                         (d)(e)                AAA           Aaa              1,000            1,104,660
===========================================================================================================================
                                                                                                                  2,731,073
===========================================================================================================================

TEXAS--19.99%

Amarillo (City of) Health Facilities
Corp. (Baptist Saint Anthony's
Hospital); Series 1998 RB
    5.50%, 01/01/10                         (d)(e)                 --           Aaa              1,275            1,416,053
---------------------------------------------------------------------------------------------------------------------------
Arlington (City of) Independent School
District; Unlimited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.25%, 02/15/08                         (d)                    --           Aaa              1,000            1,083,980
---------------------------------------------------------------------------------------------------------------------------
Austin (City of); Limited Tax
Certificates Series 2001 GO
    5.00%, 09/01/11                         (d)                   AA+           Aa2              1,900            2,092,698
---------------------------------------------------------------------------------------------------------------------------
Brownsville (City of); Limited Tax
Certificates Series 2001 GO
    5.25%, 02/15/10                         (d)(e)                AAA           Aaa              1,055            1,168,254
---------------------------------------------------------------------------------------------------------------------------
Canadian River Municipal Water
Authority (Conjunctive Use Groundwater
Project); Refunding Contract Series
1999 RB
    5.00%, 02/15/10                         (d)(e)                AAA           Aaa              2,655            2,858,851
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-11

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
TEXAS - (CONTINUED)

Dallas (City of) Waterworks & Sewer
System; Refunding Series 1999 RB
    5.50%, 10/01/09                         (d)                   AA+           Aa2          $   1,500    $       1,679,910
---------------------------------------------------------------------------------------------------------------------------
Garland (City of); Limited Tax
Certificates Series 2001 GO
    5.25%, 02/15/11                         (d)(e)                AAA           Aaa              2,435            2,714,295
---------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (CHRISTUS Health);
Series 1999 A RB
    5.38%, 07/01/08                         (d)(e)                AAA           Aaa              1,000            1,081,560
---------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Memorial Hermann
Hospital System Project); Hospital
Series 1998 RB
    5.50%, 06/01/09                         (d)(e)                AAA           Aaa              5,500            6,096,860
---------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Texas Children's
Hospital Project); Hospital Series 1999
A RB
    5.00%, 10/01/09                         (d)                    AA           Aa2              1,920            2,066,381
---------------------------------------------------------------------------------------------------------------------------
Harris (County of)-Houston Sports
Authority; Refunding Sr. Lien Series
2001 A RB
    5.50%, 11/15/09                         (d)(e)                AAA           Aaa              1,670            1,872,721
---------------------------------------------------------------------------------------------------------------------------
Houston (City of) Convention &
Entertainment Facilities Department;
Hotel & Occupancy Tax Series 2001 B RB
    5.25%, 09/01/10                         (d)(e)                AAA           Aaa              2,865            3,191,610
---------------------------------------------------------------------------------------------------------------------------
    5.25%, 09/01/11                         (d)(e)                AAA           Aaa              2,360            2,646,339
---------------------------------------------------------------------------------------------------------------------------
    5.50%, 09/01/11                         (d)(e)                AAA           Aaa              2,460            2,795,077
---------------------------------------------------------------------------------------------------------------------------
Houston (City of) Convention &
Entertainment Facilities Department;
Refunding Hotel & Occupancy Tax Series
2001 A RB
    5.50%, 09/01/10                         (d)(e)                AAA           Aaa              3,000            3,380,700
---------------------------------------------------------------------------------------------------------------------------
    5.50%, 09/01/11                         (d)(e)                AAA           Aaa              4,100            4,658,461
---------------------------------------------------------------------------------------------------------------------------
Houston (City of); Refunding Public
Improvements Limited Tax Series 2000 GO
    5.50%, 03/01/09                         (d)(e)                AAA           Aaa              1,000            1,109,330
---------------------------------------------------------------------------------------------------------------------------

Katy (City of) Independent School
District; Unlimited Tax Series 1999 A
GO (CEP-Texas Permanent School Fund)
    5.20%, 02/15/10                         (d)                   AAA           Aaa              1,285            1,397,682
---------------------------------------------------------------------------------------------------------------------------

La Joya (City of) Independent School
District; Unlimited Tax Series 1998 GO
(CEP-Texas Permanent School Fund)
    5.38%, 02/15/10                         (d)                   AAA           Aaa              1,535            1,656,695
---------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority;
Refunding Series 1999 B RB
    6.00%, 05/15/10                         (d)(e)                AAA           Aaa              1,470            1,668,979
---------------------------------------------------------------------------------------------------------------------------

Lubbock (City of) Health Facilities
Development Corp. (Methodist Hospital);
Hospital Series 1993 B RB
    5.40%, 12/01/05                         (b)(d)                AAA           Aaa                500              515,125
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-12

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
TEXAS - (CONTINUED)

Lubbock (City of); Limited Tax
Certificates Series 1999 GO
    5.00%, 02/15/10                         (d)                   AA-            A1          $     680     $        730,850
---------------------------------------------------------------------------------------------------------------------------
McKinney (City of); Limited Tax Series
2000 GO
    5.25%, 08/15/10                         (d)(e)                AAA           Aaa                500              548,770
---------------------------------------------------------------------------------------------------------------------------
McKinney (City of); Waterworks & Sewer
Series 2000 RB
    5.25%, 03/15/09                         (d)(e)                AAA           Aaa                685              753,521
---------------------------------------------------------------------------------------------------------------------------
    5.25%, 03/15/10                         (d)(e)                AAA           Aaa                725              793,600
---------------------------------------------------------------------------------------------------------------------------

North Texas Municipal Water District;
Regional Wastewater Series 2001 RB
    5.00%, 06/01/12                         (d)(e)                AAA           Aaa                825              904,019
---------------------------------------------------------------------------------------------------------------------------

North Texas Municipal Water District;
Water System Series 2001 RB
    5.00%, 09/01/11                         (d)(e)                AAA           Aaa              1,040            1,150,063
---------------------------------------------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series
2000 GO
    5.13%, 09/01/07                         (d)                   AAA           Aaa                535              571,417
---------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Electric & Gas
Series 1998 A RB
    5.25%, 02/01/09                         (b)(c)(d)             AAA           NRR              3,575            3,988,592
---------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Refunded Limited
Tax Series 1998 A GO
    5.00%, 02/01/09                         (b)(c)(d)             NRR           NRR                 10               10,970
---------------------------------------------------------------------------------------------------------------------------
    5.00%, 02/01/11                         (d)                   AA+           Aa2              1,490            1,601,035
---------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded
Electric & Gas Series 1994 RB
    5.00%, 02/01/12                         (b)(d)                NRR           NRR              2,375            2,621,454
---------------------------------------------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded
Electric & Gas Series 1998 A RB
    5.25%, 02/01/10                         (d)                    AA           Aa1              5,540            6,088,072
---------------------------------------------------------------------------------------------------------------------------
Southlake (City of); Limited Tax
Increment Certificates Series 2000 E GO
    5.00%, 02/15/11                         (d)(e)                AAA           Aaa                635              683,247
---------------------------------------------------------------------------------------------------------------------------
Southlake (City of); Waterworks & Sewer
Limited Tax Certificates Series 2000 A
GO
    5.40%, 02/15/09                         (d)(e)                AAA           Aaa                250              276,093
---------------------------------------------------------------------------------------------------------------------------
    5.45%, 02/15/10                         (d)(e)                AAA           Aaa                235              258,345
---------------------------------------------------------------------------------------------------------------------------

Tarrant (County of) Jr. College
District; Limited Tax Series 1994 GO
    5.05%, 02/15/07                         (b)(c)(d)             AAA           Aaa              1,425            1,506,781
---------------------------------------------------------------------------------------------------------------------------
Texas A&M University Financing System;
Series 2001 B RB
    5.38%, 05/15/09                         (d)                   AA+           Aa1              1,260            1,396,105
---------------------------------------------------------------------------------------------------------------------------
Texas Tech University Financing System;
Refunding & Improvement Series 1999 6 RB
    5.25%, 02/15/11                         (d)(e)                AAA           Aaa              5,000            5,446,050
===========================================================================================================================
                                                                                                                 76,480,545
===========================================================================================================================

TFI-QTR-1
                                      F-13

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
UTAH--1.80%

Salt Lake (County of) (IHC Health
Services Inc.); Hospital Series 2001 RB
    5.50%, 05/15/08                         (d)(e)                AAA           Aaa          $   2,000    $       2,178,720
---------------------------------------------------------------------------------------------------------------------------
    5.50%, 05/15/09                         (d)(e)                AAA           Aaa              1,000            1,107,480
---------------------------------------------------------------------------------------------------------------------------
Salt Lake City (City of); Unlimited Tax
Series 1999 GO
    5.25%, 06/15/09                         (d)                    --           Aaa                900              998,685
---------------------------------------------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series
2000 RB
    5.00%, 08/15/09                         (d)(e)                 --           Aaa                630              689,264
---------------------------------------------------------------------------------------------------------------------------
    5.00%, 08/15/10                         (d)(e)                 --           Aaa                660              726,251
---------------------------------------------------------------------------------------------------------------------------
Tooele (County of) School District;
Unlimited Tax Series 2001 GO (CEP-Utah
School Bond Guaranty)
    4.50%, 06/01/11                         (d)                   AAA           Aaa              1,075            1,156,625
---------------------------------------------------------------------------------------------------------------------------

Utah (State of) Housing Finance Agency;
Single Family Housing Mortgage Series
1999 E-1-I RB (CEP-FHA, VA)
    5.05%, 07/01/07                         (d)                   AAA           Aaa                 40               41,321
===========================================================================================================================
                                                                                                                  6,898,346
===========================================================================================================================

VIRGINIA--1.05%

Norfolk (City of) Redevelopment &
Housing Authority (Tidewater Community
College Campus); Educational Facilities
Series 1995 RB
    5.40%, 11/01/05                         (b)(d)                NRR           NRR                500              513,405
---------------------------------------------------------------------------------------------------------------------------

Norton (City of) Industrial Development
Authority (Norton Community Hospital);
Refunding & Improvement Hospital Series
2001 RB
    5.13%, 12/01/10                         (d)(e)                  A            --              1,315            1,403,486
---------------------------------------------------------------------------------------------------------------------------

Peninsula Ports Authority (Riverside
Health System Project); Refunding
Health System Series 1998 RB
    5.00%, 07/01/06                         (d)                    AA           Aa3              1,000            1,032,160
---------------------------------------------------------------------------------------------------------------------------
Virginia (State of) Public School
Authority; Refunding School Financing
Series 1997 I RB
    5.25%, 08/01/07                         (d)                   AA+           Aa1              1,000            1,072,220
===========================================================================================================================
                                                                                                                  4,021,271
===========================================================================================================================

WASHINGTON--9.57%

Energy Northwest (Project #3);
Refunding Electric Series 2001 A RB
    5.50%, 07/01/10                         (d)(e)                AAA           Aaa              2,000            2,241,620
---------------------------------------------------------------------------------------------------------------------------
    5.50%, 07/01/11                         (d)(e)                AAA           Aaa              7,500            8,475,375
---------------------------------------------------------------------------------------------------------------------------
Mason (County of) School District #309
(Shelton); Unlimited Tax Series 2001 GO
    5.00%, 12/01/09                         (d)(e)                 --           Aaa                675              740,657
---------------------------------------------------------------------------------------------------------------------------
Seattle (City of); Refunding Municipal
Light & Power Improvements Series 2001
RB
    5.25%, 03/01/11                         (d)(e)                AAA           Aaa              3,000            3,339,240
---------------------------------------------------------------------------------------------------------------------------

TFI-QTR-1
                                      F-14

                                                                      RATINGS        (a)       PAR               MARKET
                                                                  S&P        MOODY'S          (000)               VALUE
---------------------------------------------------------------------------------------------------------------------------
WASHINGTON - (CONTINUED)

Snohomish (County of) School District
#16 (Arlington); Unlimited Tax Series
2000 GO
    5.40%, 12/01/08                         (d)(e)                 --           Aaa          $     915         $  1,007,754
---------------------------------------------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax
Series 2001 GO
    5.25%, 12/01/11                         (d)                    AA           Aa3              2,685            3,002,367
---------------------------------------------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series
1999 B GO
    5.40%, 01/01/10                         (d)                   AA-            A2              2,075            2,226,807
---------------------------------------------------------------------------------------------------------------------------

Washington (State of) (Department of
Ecology); Refunding Series 2001 COP
    4.75%, 04/01/11                         (d)(e)                AAA           Aaa              5,310            5,687,966
---------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power
Supply System (Nuclear Project #1);
Refunding Series 1996 C RB
    6.00%, 07/01/09                         (d)(e)                AAA           Aaa              5,000            5,657,000
---------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power
Supply System (Nuclear Project #2);
Refunding Series 1997 A RB
    6.00%, 07/01/07                         (b)(d)                AAA           Aaa              1,000            1,089,260
---------------------------------------------------------------------------------------------------------------------------

Washington (State of); Refunding
Unlimited Tax Series 1999 R-2000A GO
    5.50%, 01/01/08                         (d)                    AA           Aa1              1,135            1,233,836
---------------------------------------------------------------------------------------------------------------------------
Washington (State of); Refunding
Unlimited Tax Series 2001 R-A GO
    5.00%, 09/01/10                         (d)                    AA           Aa1              1,745            1,918,558
===========================================================================================================================
                                                                                                                 36,620,440
===========================================================================================================================

WISCONSIN--2.42%

Fond du Lac (City of) School District;
Refunding Unlimited Tax Series 2000 GO
    5.25%, 04/01/10                         (b)(c)(d)             NRR           Aaa              1,000            1,119,600
---------------------------------------------------------------------------------------------------------------------------
Two Rivers (City of) Public School
District; Refunding Unlimited Tax
Series 2000 GO
    5.50%, 03/01/08                         (d)(e)                 --           Aaa                680               741,506
---------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority
(Marshfield Clinic); Series 1997 RB
    5.20%, 02/15/07                         (d)(e)                AAA           Aaa              2,210            2,333,782
---------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Refunding
Unlimited Tax Series 1993 2 GO
    5.13%, 11/01/11                         (d)                   AA-           Aa3              2,000            2,222,540
---------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax
Series 1999 C GO
    5.75%, 05/01/10                         (d)                   AA-           Aa3              2,500            2,833,125
===========================================================================================================================
                                                                                                                  9,250,553
===========================================================================================================================

Total Municipal Obligations  (Cost
$356,240,415)                                                                                                   382,645,344
===========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $356,240,415)                                                                $382,645,344
===========================================================================================================================

TFI-QTR-1
                                      F-15

         INVESTMENT ABBREVIATIONS:
         CEP                             Credit Enhancement Provider
         COP                             Certificate of Participation
         FHA                             Federal Housing Administration
         FmHA                            Farmers Home Administration
         GO                              General Obligation Bonds
         Jr.                             Junior
         LOC                             Letter of Credit
         NRR                             Not Re-Rated
         PCR                             Pollution Control Revenue Bonds
         RB                              Revenue Bonds
         Sr.                             Senior
         Sub.                            Subordinated
         VA                              Department of Veterans Affairs
         VRD                             Variable Rate Demand
         Wts.                            Warrants


         NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations).

(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at December 31, 2004 was $376,643,344, which represented 98.43% of the Fund's Total Investments. See Note 1A.

(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Holdings Ltd., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2004.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at December 31, 2004 represented 0.32% of the Fund's Total Investments. Unless otherwise indicated this security is not considered illiquid.


         See accompanying notes which are an integral part of this schedule.


TFI-QTR-1
                                      F-16

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

         Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee, following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

         Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.


TFI-QTR-1
                                      F-17

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended December 31, 2004 was $15,737,341 and $98,460,518, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                $     26,412,563
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (7,634)
------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                      $     26,404,929
==========================================================================================

Investments have the same cost for tax and financial purposes.

TFI-QTR-1

Item 2. Controls and Procedures.

     (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 1, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    March 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

I, Robert H. Graham, Principal Executive Officer, certify that:

1. I have reviewed this report on Form N-Q of AIM Tax-Exempt Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    March 1, 2005                         /s/ ROBERT H. GRAHAM
     --------------------          ---------------------------------------------
                                   Robert H. Graham, Principal Executive Officer

I, Sidney M. Dilgren, Principal Financial Officer, certify that:

1. I have reviewed this report on Form N-Q of AIM Tax-Exempt Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:   March 1, 2005                        /s/ SIDNEY M. DILGREN
     ------------------           ----------------------------------------------
                                  Sidney M. Dilgren, Principal Financial Officer